UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 62.1%
AIMCO CLO, Series 2014-AA, Class AR, (3 mo. LIBOR US + 1.100%), 3.57%, 07/20/26 (a)(b)	$692	$691,581
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57 (b)	2,205	2,188,079
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(c)(d)	1,710	769,668
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(c)	2,302	2,209,510
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(c)	608	334,538
Series 2018-B, Class A, 3.75%, 02/26/57 (b)(c)	2,251	2,170,353
Series 2018-B, Class B, 0.00%, 02/26/57 (b)(c)	981	274,639
Series 2018-D, Class A, 3.75%, 08/25/58 (b)(c)(d)	3,862	3,791,304
Series 2018-D, Class B, 0.00%, 08/25/58 (b)(c)(d)	919	514,465
Series 2018-E, Class A, 4.38%, 06/25/58 (b)(d)	3,938	3,916,997
Series 2018-E, Class B, 5.25%, 06/25/58 (b)(d)	368	359,337
Series 2018-E, Class C, 0.00%, 06/25/58 (b)(d)	945	271,215
Series 2018-F, Class A, 4.38%, 11/25/58 (b)(d)	5,250	5,224,733
Series 2018-F, Class B, 5.25%, 11/25/58 (b)(d)	490	479,116
Series 2018-F, Class C, 0.00%, 11/25/58 (b)	1,260	525,739
Series 2018-G, Class A, 4.38%, 06/25/57 (b)(e)	6,000	5,972,386
Series 2018-G, Class B, 5.25%, 06/25/57 (b)(e)	560	547,398
Series 2018-G, Class C, 0.00%, 06/25/57 (b)	1,440	1,328,475
Allegro CLO II-S Ltd.:
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.23%, 10/21/28 (a)(b)	2,000	1,991,629
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.150%), 4.30%, 10/21/28 (a)(b)	300	292,569
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.000%), 5.15%, 10/21/28 (a)(b)	750	716,938
Allegro CLO Ltd., Series 2016-1X, Class D, (3 mo. LIBOR US + 3.850%), 6.29%, 01/15/29 (a)	500	495,114
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 3.58%, 01/17/31 (a)(b)	1,000	987,726
Allegro CLO VII Ltd., Series 2018-2A, Class E, (3 mo. LIBOR US + 5.900%), 8.14%, 07/15/31 (a)(b)	1,000	897,924

Security	Par (000)	Value

ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.49%, 07/15/26 (a)(b)	$600	$544,502
ALM VII Ltd., Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 3.92%, 10/15/28 (a)(b)	1,000	999,908
ALM XIV Ltd.:
Series 2014-14A, Class PS, 0.00%, 07/28/26 (b)(f)	1,000	652,208
Series 2014-14B, Class PS, 0.00%, 07/28/26 (f)	1,000	652,208
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 3.94%, 07/15/27 (a)(b)	1,000	985,602
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.700%), 5.14%, 07/15/27 (a)(b)	1,000	942,419
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.100%), 4.54%, 01/15/28 (a)(b)	500	483,490
AMMC CLO Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 8.26%, 04/17/29 (a)(b)	500	454,839
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.74%, 07/25/29 (a)(b)	500	497,515
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.56%, 01/28/31 (a)(b)	1,000	989,055
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 4.01%, 01/28/31 (a)(b)	1,000	976,521
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.36%, 01/28/31 (a)(b)	500	467,523
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.56%, 01/28/31 (a)(b)	1,500	1,483,522
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.36%, 01/28/31 (a)(b)	1,500	1,414,899
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.600%), 5.11%, 01/28/31 (a)(b)	750	689,877
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.89%, 01/15/30 (a)(b)	1,700	1,661,081
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.29%, 01/15/30 (a)(b)	3,000	2,842,992
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 7.84%, 01/15/30 (a)(b)	1,000	876,607
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.74%, 10/15/27 (a)(b)	1,500	1,486,219
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.14%, 10/15/27 (a)(b)	625	612,336
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.700%), 5.14%, 10/15/27 (a)(b)	1,000	945,386
Anchorage Capital CLO 8 Ltd.:

Portfolio Abbreviations

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate

AGM	Assurance Guaranty Municipal Corp.	OTC	Over-the-counter

AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds

CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

DAC	Designated Activity Company	S&P	Standard & Poor’s

EDA	Economic Development Authority	TBA	To-be-announced

GO	General Obligation Bonds	USD	US Dollar

IDA	Industrial Development Authority

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.51%, 07/28/28 (a)(b)	$1,000	$989,306
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 4.11%, 07/28/28 (a)(b)	1,000	984,649
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.100%), 4.61%, 07/28/28 (a)(b)	1,000	973,018
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.000%), 5.51%, 07/28/28 (a)(b)	750	717,895
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.750%), 8.26%, 07/28/28 (a)(b)	2,060	1,979,433
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 9.69%, 01/15/29 (a)(b)	600	581,875
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.59%, 10/13/30 (a)(b)	500	483,193
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.800%), 9.24%, 10/13/30 (a)(b)	1,000	953,211
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.52%, 04/15/31 (a)(b)	1,387	1,372,893
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.48%, 04/20/31 (a)(b)	1,000	982,524
Apidos CLO XVIII, Series 2018-18A, Class D, (3 mo. LIBOR US + 3.150%), 5.62%, 10/22/30 (a)(b)	250	234,356
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.200%), 7.65%, 07/18/27 (a)(b)	500	456,217
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.47%, 10/20/27 (a)(b)	500	478,166
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.39%, 01/15/27 (a)(b)	500	485,357
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.250%), 7.64%, 07/25/30 (a)(b)	500	430,162
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 4.16%, 09/15/26 (a)(b)	190	192,108
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 3.76%, 04/15/27 (a)(b)	1,920	1,923,289
Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.500%), 4.96%, 04/15/27 (a)(b)	438	440,284
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 8.91%, 10/15/29 (a)(b)	750	695,750
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 6.95%, 12/05/25 (a)(b)	250	249,710
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 8.98%, 12/05/25 (a)(b)	500	512,309
ARES XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 7.71%, 07/29/26 (a)(b)	500	489,213
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 9.70%, 07/18/28 (a)(b)	250	243,806
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.61%, 10/15/30 (a)(b)	600	595,983
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.99%, 05/25/35 (a)	70	61,793

Security	Par (000)	Value

Assurant CLO III Ltd.:
Series 2018-2A, Class C, (3 mo. LIBOR US + 2.250%), 4.41%, 10/20/31 (a)(b)	$500	$483,315
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.150%), 8.31%, 10/20/31 (a)(b)	576	507,859
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.95%, 05/28/30 (a)(b)	1,825	1,819,492
Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 6.48%, 10/23/24 (a)(b)	325	325,398
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.30%, 04/22/27 (a)(b)	1,000	988,046
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.63%, 08/05/27 (a)(b)	1,500	1,488,438
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.66%, 10/20/30 (a)(b)	1,000	994,095
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.43%, 07/19/31 (a)(b)	1,000	988,119
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22 (d)	5,740	4,801,678
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.42%, 07/20/29 (a)(b)	1,000	990,233
Battalion CLO VII Ltd.:
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.49%, 07/17/28 (a)(b)	1,750	1,725,865
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.500%), 4.95%, 07/17/28 (a)(b)	750	741,416
Battalion CLO X Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 7.000%), 9.49%, 01/24/29 (a)(b)	500	479,762
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.980%), 8.47%, 10/24/29 (a)(b)	1,000	907,896
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.51%, 02/28/40 (a)(b)	7,221	6,938,089
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.51%, 12/28/40 (a)(b)	2,829	2,623,540
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.44%, 12/28/40 (a)(b)	3,814	3,614,096
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.83%, 03/25/37 (a)	855	626,599
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.65%, 03/25/37 (a)	140	140,611
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.86%, 04/25/37 (a)	316	247,846
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.52%, 01/25/36 (a)	117	116,421
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 3.96%, 01/20/29 (a)(b)	500	500,010
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.56%, 04/20/31 (a)(b)	1,000	985,107
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.57%, 01/20/31 (a)(b)	900	887,491

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. LIBOR US + 6.410%), 8.85%, 10/15/30 (a)(b)	$1,000	$920,789
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.65%, 10/22/30 (a)(b)	2,200	2,186,121
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.89%, 04/13/27 (a)(b)	250	244,690
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.47%, 04/20/31 (a)(b)	1,000	983,971
BlueMountain CLO XXII Ltd., Series 2018-22A, Class E, (3 mo. LIBOR US + 5.050%), 7.41%, 07/15/31 (a)(b)	500	424,622
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.51%, 03/15/28 (a)(b)	1,159	1,147,691
Canyon CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.750%), 8.19%, 07/15/31 (a)(b)	1,000	891,469
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, 04/15/22	9,000	8,930,711
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.92%, 01/20/29 (a)(b)	935	935,326
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.42%, 04/17/31 (a)(b)	1,515	1,490,156
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 3.97%, 04/20/27 (a)(b)	1,000	995,488
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.11%, 07/28/28 (a)(b)	1,000	989,403
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 8.57%, 10/20/27 (a)(b)	500	482,600
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.97%, 10/20/27 (a)(b)	117	112,904
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.67%, 04/20/27 (a)(b)	1,000	906,950
Series 2016-2A, Class D2R, (3 mo. LIBOR US + 5.170%), 7.61%, 07/15/27 (a)(b)	1,000	886,626
Carlyle U.S. CLO Ltd., Series 2016-4A, Class DR, (3 mo. LIBOR US + 5.400%), 7.87%, 10/20/27 (a)(b)	250	219,056
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.63%, 10/25/36 (a)	287	209,890
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)	152	111,807
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.76%, 10/25/36 (a)	2,340	1,734,948
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/36 (a)	630	471,953
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)	88	81,823
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.72%, 07/20/30 (a)(b)	1,500	1,492,230
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.68%, 10/17/29 (a)(b)	2,500	2,491,457
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.15%, 10/17/29 (a)(b)	500	491,127

Security	Par (000)	Value

Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 8.95%, 10/17/29 (a)(b)	$1,000	$943,309
Series 2018-6A, Class A, (3 mo. LIBOR US + 0.940%), 3.33%, 07/15/31 (a)(b)	1,000	986,285
Series 2018-6A, Class B1, (3 mo. LIBOR US + 1.500%), 3.89%, 07/15/31 (a)(b)	1,000	978,215
C-BASS Trust, Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 2.49%, 04/25/37 (a)	58	43,163
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.45%, 04/20/31 (a)(b)	500	489,357
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.56%, 10/20/28 (a)(b)	500	495,806
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.70%, 10/17/30 (a)(b)	1,000	994,637
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.51%, 10/15/26 (a)(b)	2,000	1,992,337
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.55%, 04/30/31 (a)(b)	2,000	1,972,137
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/15/21	2,470	2,449,892
CIFC Funding Ltd.:
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.59%, 10/17/30 (a)(b)	1,500	1,495,044
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.22%, 10/21/28 (a)(b)	500	474,495
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.71%, 04/20/30 (a)(b)	500	498,390
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.45%, 04/18/31 (a)(b)	710	699,380
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	1,700	1,681,961
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 2.76%, 08/25/36 (a)	30	29,293
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.83%, 11/25/36 (a)	290	244,558
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.78%, 05/25/37 (a)	18	13,257
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.470%), 2.98%, 03/25/37 (a)	5,000	4,616,332
Clear Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 8.77%, 10/20/30 (a)(b)	1,000	909,030
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (d)	62	50,709
Series 1998-4, Class M1, 6.83%, 04/01/30 (d)	1,224	1,090,750
Series 1998-8, Class M1, 6.98%, 09/01/30 (d)	1,119	957,725
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (d)	2,420	1,126,057

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Series 2000-4, Class A6, 8.31%, 05/01/32 (d)	$2,426	$1,105,018
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 5.69%, 05/25/36 (d)	2,031	1,975,836
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.67%, 09/25/46 (a)	14	13,805
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.89%, 05/25/37 (a)	136	126,037
Countrywide Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.73%, 03/15/34 (a)	50	47,557
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36 (e)	23	20,555
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(e)	2,900	2,906,735
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.220%), 2.73%, 09/25/36 (a)(b)	6,478	930,537
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.82%, 05/25/46 (a)(b)	83	72,143
CSMC Trust, Series 2018-RPL8, Class A1, 4.07%, 07/25/58 (b)	4,710	4,703,157
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 07/25/27	307	477,115
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.76%, 12/15/33 (a)(b)	44	40,784
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.65%, 05/15/35 (a)(b)(c)	15	14,253
CWHEQ Revolving Home Equity Loan Trust:
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.64%, 05/15/36 (a)	3,637	3,501,836
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 2.61%, 10/15/36 (a)	407	380,989
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.65%, 10/20/30 (a)(b)	1,000	991,242
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 8.64%, 10/15/30 (a)(b)	1,000	909,560
Dorchester Park CLO DAC:
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.92%, 04/20/28 (a)(b)	1,500	1,474,097
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.750%), 4.22%, 04/20/28 (a)(b)	500	474,443
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.56%, 01/15/31 (a)(b)	2,000	1,983,906
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3 mo. LIBOR US + 0.970%), 3.42%, 04/18/31 (a)(b)	708	697,444
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.200%), 8.64%, 04/15/28 (a)(b)	250	229,317
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.34%, 10/15/27 (a)(b)	250	248,020
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.82%, 08/15/30 (a)(b)	1,247	1,234,957

Security	Par (000)	Value

First Franklin Mortgage Loan Trust:
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.65%, 12/25/36 (a)	$680	$397,602
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.66%, 12/25/36 (a)	3,220	2,747,257
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.65%, 02/25/37 (a)	2,860	2,195,247
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.30%, 11/15/26 (a)(b)	2,150	2,101,880
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.76%, 12/25/35 (a)	22	21,733
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 2.66%, 08/25/36 (a)	102	62,616
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.400%), 8.84%, 10/15/30 (a)(b)	1,000	921,211
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.82%, 11/25/36 (a)	274	299,205
GoldenTree Loan Opportunities IX Ltd.:
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.62%, 10/29/29 (a)(b)	500	495,001
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.660%), 8.17%, 10/29/29 (a)(b)	750	666,983
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 4.80%, 01/17/27 (a)(b)	500	499,421
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37 (d)	29	10,065
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.63%, 09/25/36 (a)	159	74,209
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.71%, 01/25/47 (a)	15	9,351
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.250%), 4.76%, 02/25/47 (a)	3,000	2,835,080
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.57%, 07/25/27 (a)(b)	250	249,942
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.150%), 7.52%, 07/18/31 (a)(b)	1,120	959,096
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.53%, 07/25/34 (a)	32	31,632
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.71%, 07/25/37 (a)	300	187,646
HPS Loan Management Ltd., Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 6.12%, 01/20/28 (a)(b)	500	486,145
Invitation Homes Trust:
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.96%, 03/17/37 (a)(b)	2,000	1,983,913
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.000%), 4.46%, 06/17/37 (a)(b)	2,000	1,976,809
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.250%), 4.71%, 06/17/37 (a)(b)	2,000	1,961,141

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.46%, 07/17/37 (a)(b)	$2,545	$2,519,036
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.800%), 3.31%, 07/25/36 (a)	3,498	3,204,864
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.89%, 10/15/31 (a)(b)	1,000	990,029
KKR CLO Ltd.:
Series 12, Class ER2, (3 mo. LIBOR US + 6.150%), 8.58%, 10/15/30 (a)(b)	1,000	906,857
Series 22A, Class E, (3 mo. LIBOR US + 6.000%), 8.37%, 07/20/31 (a)(b)	500	451,910
Series-23, Class E, (3 mo. LIBOR US + 6.000%), 8.49%, 10/20/31 (a)(b)	500	435,869
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.54%, 01/20/31 (a)(b)	2,000	1,976,712
LCM XX LP, Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.38%, 10/20/27 (a)(b)	500	496,360
LCM XXI LP:
Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.35%, 04/20/28 (a)(b)	500	494,843
Series 21A, Class ER, (3 mo. LIBOR US + 5.750%), 8.22%, 04/20/28 (a)(b)	500	456,635
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58 (b)(d)	4,388	4,351,487
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33	1,182	930,256
Lendmark Funding Trust:
Series 2017-1A, Class A, 2.83%, 12/22/25 (b)	4,155	4,099,522
Series 2017-1A, Class B, 3.77%, 12/22/25 (b)	1,570	1,562,487
Series 2017-2A, Class A, 2.80%, 05/20/26 (b)	4,980	4,894,391
Series 2017-2A, Class B, 3.38%, 05/20/26 (b)	2,540	2,497,679
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.59%, 05/15/28 (a)(b)	4,190	4,167,839
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.73%, 11/25/36 (a)	3,698	1,549,452
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.69%, 03/25/46 (a)	1,079	803,214
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.77%, 05/25/36 (a)	871	397,740
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.66%, 06/25/36 (a)	4,175	2,304,573
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.155%), 2.66%, 08/25/36 (a)	5,323	3,292,999
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 08/25/36 (a)	7,546	3,901,032
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/36 (a)	1,741	923,340
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 09/25/36 (a)	5,786	2,238,991
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.62%, 10/25/36 (a)	7,555	3,233,439
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36 (a)	2,520	1,085,282
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.620%), 10.09%, 01/20/29 (a)(b)	500	501,339

Security	Par (000)	Value

Madison Park Funding XI Ltd., Series 2013-11A Class ER, (3 mo. LIBOR US + 6.450%), 8.93%, 07/23/29 (a)(b)	$500	$467,574
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.40%, 04/19/30 (a)(b)	940	931,156
Series 2014-13A, Class ER, (3 mo. LIBOR US + 5.750%), 8.20%, 04/19/30 (a)(b)	1,000	901,708
Madison Park Funding XV Ltd.,
Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 5.96%, 01/27/26 (a)(b)	1,000	982,847
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.66%, 10/21/30 (a)(b)	1,750	1,729,949
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class D, (3 mo. LIBOR US + 6.100%), 8.59%, 04/25/29 (a)(b)	1,000	918,233
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.71%, 07/29/30 (a)(b)	1,500	1,491,988
Madison Park Funding XXX Ltd.:
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.950%), 7.39%, 04/15/29 (a)(b)	1,000	864,273
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.950%), 7.39%, 04/15/29 (a)	250	216,068
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.77%, 06/25/36 (a)(b)	469	364,985
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.66%, 06/25/36 (a)	1,216	659,791
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.79%, 05/25/37 (a)	83	70,253
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.77%, 06/25/46 (a)(b)	32	29,963
MERIT Securities Corp., Series 13, Class M2, 7.94%, 12/28/33 (e)	1,519	1,205,262
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.75%, 05/25/37 (a)	2,514	1,681,122
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.77%, 08/25/37 (a)	2,024	631,337
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.44%, 04/21/31 (a)(b)	1,250	1,223,473
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 4.07%, 07/20/24 (a)(b)	1,000	999,986
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.23%, 10/18/28 (a)(b)	1,150	1,141,185
MP CLO VIII Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.450%), 7.96%, 10/28/27 (a)(b)	1,000	986,359
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 4.21%, 10/17/44 (a)(b)	3,095	3,135,530
Series 2015-CA, Class B, 3.25%, 05/15/40 (b)	1,086	1,084,769
Series 2018-DA, Class A2A, 4.00%, 12/15/59 (b)	2,000	2,044,870
Neuberger Berman CLO XX Ltd.:

5

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.24%, 01/15/28 (a)(b)	$525	$518,914
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.84%, 01/15/28 (a)(b)	1,000	928,543
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.44%, 01/15/28 (a)(b)	1,000	866,894
Neuberger Berman Loan Advisers CLO Ltd.:
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.62%, 10/18/30 (a)(b)	1,050	1,041,568
Series 2018-28A, Class E, (3 mo. LIBOR US + 5.600%), 8.07%, 04/20/30 (a)(b)	750	644,917
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.91%, 10/25/36 (a)(b)	683	609,574
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 5.77%, 10/20/25 (a)(b)	750	743,846
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (d)	43	31,982
Series 2002-A, Class M1, 7.76%, 03/15/32 (d)	2,169	1,852,138
Series 2002-C, Class M1, 6.89%, 11/15/32 (d)	2,457	2,043,989
OCP CLO Ltd.:
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.57%, 10/18/28 (a)(b)	1,265	1,257,241
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.000%), 5.45%, 10/18/28 (a)(b)	1,000	955,485
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.40%, 04/16/31 (a)(b)	2,000	1,968,259
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 3.55%, 05/21/27 (a)(b)	500	498,617
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.200%), 8.67%, 03/17/30 (a)(b)	540	498,747
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.66%, 01/20/31 (a)(b)	1,000	993,918
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.49%, 01/25/31 (a)(b)	750	736,904
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 9.21%, 11/14/26 (a)(b)	250	250,769
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.29%, 07/15/27 (a)(b)	1,000	954,540
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.57%, 03/20/25 (a)(b)	2,500	2,489,660
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.150%), 9.62%, 01/21/30 (a)(b)	1,000	973,760
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.72%, 05/23/31 (a)(b)	770	756,616
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.750%), 6.22%, 01/20/28 (a)(b)	2,000	1,967,991
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.500%), 8.97%, 01/20/28 (a)(b)	1,000	944,195
OneMain Financial Issuance Trust:

Security	Par (000)	Value
Series 2015-1A, Class C, 5.12%, 03/18/26 (b)	$3,500	$3,533,755
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)	2,000	2,001,389
Series 2016-1A, Class B, 4.57%, 02/20/29 (b)	3,500	3,540,679
Option One Mortgage Loan Trust:
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37 (e)	5,056	4,714,746
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (e)	4,317	4,037,419
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 5.47%, 01/22/29 (a)(b)	500	499,141
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.72%, 10/22/30 (a)(b)	500	497,365
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.17%, 10/22/30 (a)(b)	500	492,333
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.66%, 10/17/29 (a)(b)	500	485,239
OZLM XIV Ltd.:
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.14%, 01/15/29 (a)(b)	4,000	3,955,176
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.100%), 4.54%, 01/15/29 (a)(b)	1,500	1,449,349
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.44%, 01/15/29 (a)(b)	1,000	944,400
Series 2015-14A, Class DR, (3 mo. LIBOR US + 5.800%), 8.24%, 01/15/29 (a)(b)	1,375	1,240,557
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.96%, 01/20/29 (a)(b)	500	499,840
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.800%), 8.27%, 04/20/31 (a)(b)	1,000	896,354
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.58%, 01/17/31 (a)(b)	1,000	988,851
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 5.10%, 01/17/31 (a)(b)	400	365,891
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.600%), 7.86%, 07/16/31 (a)(b)	500	439,813
Palmer Square Loan Funding Ltd.:
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.900%), 3.15%, 11/15/26 (a)(b)	250	249,960
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.900%), 4.15%, 11/15/26 (a)(b)	1,000	999,545
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.32%, 07/20/27 (a)(b)	1,000	990,167
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.22%, 07/20/27 (a)(b)	1,000	963,621
Park Avenue Institutional Advisers CLO Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.850%), 8.53%, 08/23/31 (a)(b)	1,500	1,341,802
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.220%), 8.83%, 11/14/29 (a)(b)	2,250	2,070,565
Series 2018-1A, Class D, (3 mo. LIBOR US + 6.150%), 8.64%, 10/20/31 (a)(b)	700	637,585

6

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
PFS Financing Corp., Series 2017-AA, Class B, (1 mo. LIBOR US + 0.950%), 3.41%, 03/15/21 (a)(b)	$3,000	$2,994,746
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(e)	269	268,551
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 06/29/32 (b)(e)	968	959,550
Progress Residential Trust:
Series 2016-SFR2, Class A, (1 mo. LIBOR US + 1.400%), 3.86%, 01/17/34 (a)(b)	3,996	4,000,696
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 6.01%, 01/17/34 (a)(b)	100	99,999
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)	1,435	1,408,121
Series 2018-SFR2, Class E, 4.66%, 08/17/35 (b)	4,000	3,979,346
Series 2018-SFR3, Class E, 4.87%, 10/17/35 (b)	5,000	5,063,860
RAMP Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.68%, 02/25/37 (a)	3,202	1,639,546
Regatta VI Funding Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.55%, 07/20/28 (a)(b)	350	347,489
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.700%), 5.17%, 07/20/28 (a)(b)	250	235,885
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.47%, 07/20/28 (a)(b)	500	463,151
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.81%, 04/15/29 (a)(b)	1,500	1,501,370
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.250%), 5.69%, 04/15/29 (a)(b)	1,000	951,954
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 7.84%, 04/15/29 (a)(b)	2,350	2,062,938
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.19%, 10/15/29 (a)(b)	1,250	1,231,360
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.74%, 10/15/29 (a)(b)	1,000	970,117
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 5.89%, 10/15/29 (a)(b)	1,000	961,485
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.52%, 10/15/29 (a)(b)	1,000	908,898
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.66%, 10/20/30 (a)(b)	2,144	2,120,213
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.750%), 8.22%, 10/20/30 (a)(b)	2,250	2,010,165
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.50%, 05/20/31 (a)(b)	1,000	897,119
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.000%), 8.43%, 10/20/31 (a)(b)	1,000	903,432
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.50%, 04/20/31 (a)(b)	1,250	1,229,232
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.53%, 01/15/30 (a)(b)	1,000	984,144
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 5.95%, 07/17/26 (a)(b)	250	249,652
Shackleton CLO Ltd.:
Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 3.56%, 07/15/30 (a)(b)	1,000	988,961
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.020%), 5.46%, 07/15/30 (a)(b)	500	452,522

Security	Par (000)	Value
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.71%, 07/20/30 (a)(b)	$1,500	$1,495,788
SLM Private Credit Student Loan Trust:
Series 2004-A, Class B, (3 mo. LIBOR US + 0.580%), 3.37%, 06/15/33 (a)	901	899,652
Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 3.19%, 06/15/39 (a)	2,727	2,686,078
Series 2005-B, Class C, (3 mo. LIBOR US + 0.700%), 3.49%, 06/15/39 (a)	924	918,262
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.200%), 2.99%, 12/15/39 (a)	3,773	3,705,583
SLM Private Education Loan Trust:
Series 2013-B, Class B, 3.00%, 05/16/44 (b)	2,500	2,489,650
Series 2013-C, Class B, 3.50%, 06/15/44 (b)	1,000	996,950
Series 2014-A, Class B, 3.50%, 11/15/44 (b)	2,405	2,410,377
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43 (b)	1,495	1,468,049
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.900%), 3.36%, 09/15/34 (a)(b)	5,000	5,001,465
Series 2017-B, Class A2A, 2.82%, 10/15/35 (b)	2,235	2,186,001
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 3.21%, 10/15/35 (a)(b)	3,670	3,647,423
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.800%), 3.26%, 02/15/36 (a)(b)	5,000	4,961,515
Sound Point CLO X Ltd., Series 2015-3A, Class ER, (3 mo. LIBOR US + 5.250%), 7.72%, 01/20/28 (a)(b)	750	694,752
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 4.13%, 10/20/28 (a)(b)	250	249,960
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.13%, 01/23/29 (a)(b)	1,000	944,468
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.87%, 01/23/29 (a)(b)	1,500	1,501,760
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 3.30%, 01/25/35 (a)	165	157,100
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b) .	1,276	1,263,237
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	250	249,598
Series 2016-AA, Class B, 3.80%, 11/15/29 (b)	3,500	3,494,774
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 3.60%, 05/17/22 (b)(c)(e)	1,098	1,093,268
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.69%, 01/15/30 (a)(b)	250	248,663
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.47%, 10/15/25 (a)(b)	699	695,529
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.960%), 3.40%, 04/16/31 (a)(b)	500	489,194

7

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.32%, 04/15/28 (a)(b)	$1,000	$992,121
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.84%, 11/17/30 (a)(b)	1,000	994,750
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 5.87%, 10/20/26 (a)(b)	1,000	994,438
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.49%, 07/15/28 (a)	2,000	1,990,184
TICP CLO VI Ltd., Series 2016-6A, Class E, (3 mo. LIBOR US + 6.550%), 8.99%, 01/15/29 (a)(b)	500	468,658
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 8.95%, 07/15/29 (a)(b)	1,500	1,402,631
Treman Park CLO Ltd., Series 2015-1A,
Class ARR, (3 mo. LIBOR US + 1.070%), 3.54%, 10/20/28 (a)(b)	1,000	993,676
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36 (b)	4,000	4,021,836
Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)	2,000	1,974,224
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 6.72%, 01/20/29 (a)(b)	500	501,747
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 6.97%, 07/20/28 (a)(b)	1,000	1,006,506
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 4.02%, 01/20/29 (a)(b)	500	501,175
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.74%, 09/15/30 (a)(b)	1,000	995,668
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.46%, 04/25/31 (a)(b)	1,000	981,997
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 3.21%, 07/25/26 (a)(b)	896	894,788
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.57%, 10/15/30 (a)(b)	1,000	991,406
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.76%, 04/25/37 (a)	951	488,275
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.87%, 04/25/37 (a)	103	53,309
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.69%, 09/25/36 (a)	275	129,255
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.66%, 10/25/36 (a)	110	89,614
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.79%, 04/20/29 (a)(b)	1,500	1,501,134
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 3.60%, 01/17/31 (a)(b)	1,525	1,502,207
Westcott Park CLO Ltd.:

Security	Par (000)	Value

Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 6.82%, 07/20/28 (a)(b)	$500	$505,056
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 9.67%, 07/20/28 (a)(b)	1,500	1,459,392
York CLO-2 Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.62%, 01/22/31 (a)(b)	1,220	1,207,171
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 8.12%, 01/22/31 (a)(b)	1,000	885,705
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.72%, 10/20/29 (a)(b)	1,000	997,448

Total Asset-Backed Securities — 62.1% (Cost: $479,142,143)		462,989,955

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds :
0.00% (c)(g)(h)(i)	500	—
0.00% (c)(g)(h)(i)	250	—

		—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)	58	76,798
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.80%, 02/12/23 (a)(b)	250	250,325

		327,123

Total Corporate Bonds — 0.0% (Cost: $327,893)		327,123

Floating Rate Loan Interests — 2.5%

Capital Markets — 0.7%
LSTAR Securities Investment Ltd., Term Loan, (1 mo. LIBOR US + 2.000%), 4.35%, 04/01/21 (a)(c)	5,461	5,441,952

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR US + 2.000%), 4.35%, 10/06/19 (a)(c)	5,263	5,262,770

Thrifts & Mortgage Finance — 1.1%
Caliber Home Loans, Inc., 2018 Revolver, (3 mo. LIBOR US + 3.250%, 0.00% Floor), 5.60%, 04/24/21 (a)(c)	3,498	3,489,436
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%), 5.85%, 08/27/20 (a)(c)	4,658	4,657,620

		8,147,056

Total Floating Rate Loan Interests — 2.5% (Cost: $18,864,968)		18,851,778

Non-Agency Mortgage-Backed Securities — 31.1%

Collateralized Mortgage Obligations — 8.5%
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.72%, 10/25/46 (a)	150	106,682
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.08%, 11/25/46 (a)	1,159	576,093

8

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.86%, 02/25/47 (a)	$44	$26,649
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 5.36%, 09/27/46 (a)(b)(c)	543	543,437
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 5.11%, 04/27/47 (a)(b)(c)	133	127,292
ARI Investments LLC, Series 2017-1, Class A, 4.48%, 01/06/25 (c)(d)	684	684,126
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)	378	75,070
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(c)(d)	514	527,668
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 4.07%, 07/26/36 (b)(d)	2,761	2,684,244
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36 (e)	244	213,238
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.79%, 08/25/36 (a)	1,807	1,796,163
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.68%, 03/25/37 (a)	471	425,009
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.72%, 06/25/37 (a)	43	40,252
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	13,584	10,038,906
CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.91%, 08/25/35 (a)	1,472	1,267,642
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57 (b)(c)(d)	377	368,659
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37	4,023	3,497,450
Series 2008-2, Class 1A1, 6.50%, 06/25/38	571	481,203
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.86%, 06/25/35 (a)	1,840	1,629,920
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.320%), 2.79%, 11/20/35 (a)	859	798,384
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 3.11%, 01/25/36 (a)	645	545,023
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.16%, 02/25/36 (a)	819	745,108
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	1,048	811,796
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.74%, 11/25/36 (a)	172	132,550
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.76%, 07/25/46 (a)	2,334	1,820,545
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	1,881	1,348,225
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	272	192,165
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.00%, 03/25/47 (a)	376	310,510

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-15, Class 2A2, 6.50%, 09/25/37	$952	$701,021
Credit Suisse Mortgage Trust:
Series 2007-5, Class 1A11, 7.00%, 08/25/37 (d)	2,399	2,005,064
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)	39	22,332
Series 2009-5R, Class 4A4, 3.80%, 06/25/36 (b)(d)	1,900	1,753,266
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.44%, 08/27/36 (a)(b)(c)	184	161,276
Series 2017-1, Class A, 4.50%, 03/25/21 (b)	499	499,605
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (d)	34	29,415
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.16%, 03/25/36 (a)	33	31,019
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.86%, 03/25/35 (a)(b)	97	90,319
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.86%, 01/25/36 (a)(b)	74	65,440
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 4.01%, 04/25/36 (d)	2,940	2,589,079
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.70%, 05/19/47 (a)	2,141	1,717,337
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.74%, 09/25/37 (d)	359	247,982
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.66%, 12/25/37 (a)	62	56,744
LSTAR Securities Investment Ltd.:
Series 2017-9, Class A, (1 mo. LIBOR US + 1.550%), 3.90%, 12/01/22 (a)(b)	531	530,394
Series 2018-1, Class A, (1 mo. LIBOR US + 1.550%), 4.07%, 02/01/23 (a)(b)	571	577,123
LSTAR Securities Investment Ltd. LLC,
Series 2017-8, Class A, (1 mo. LIBOR US + 1.650%), 4.17%, 11/01/22 (a)(b)	1,454	1,464,643
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.40%, 05/25/36 (b)(d)	1,831	1,629,606
Mastr Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37 (b)(d)	1,687	1,554,861
MCM:
Series 18-NPL1, Class A, 2.51%, 06/25/58 (b)(c)(d)	2,219	2,179,023
Series 18-NPL1, Class B, 2.51%, 06/25/58 (b)(c)(d)	2,730	436,800
Series 18-NPL2, Class A, 4.00%, 10/25/28 (b)(c)	4,000	3,948,000
Series 18-NPL2, Class B, 0.00%, 10/25/28 (b)(c)	3,600	1,023,120
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.69%, 04/16/36 (a)(b)	411	359,303

9

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.93%, 06/25/37 (a)	$1,127	$949,099
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.85%, 06/25/35 (a)(b)	162	156,210
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.91%, 09/25/35 (a)(b)	1,195	1,103,407
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 05/25/57 (d)	1,000	942,908
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.66%, 12/25/30 (a)(b)	1,500	1,456,207
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.72%, 05/25/46 (a)	58	48,984
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.86%, 06/25/35 (a)(b)	1,380	1,235,112
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 2.83%, 04/25/37 (a)	274	267,430
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 3.04%, 01/25/45 (a)	1,418	956,780
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36	394	353,314
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (e)	196	168,061

		63,124,293

Commercial Mortgage-Backed Securities — 20.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37 (b)(d)	369	331,094
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.57%, 09/15/34 (a)(b)	1,705	1,670,672
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)	500	530,168
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.56%, 04/15/35 (a)(b)	3,000	2,955,061
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class AMFX, 5.48%, 01/15/49 (d)	11	11,312
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.60%, 04/14/33 (b)(d)	294	277,991
Series 2016-ISQ, Class E, 3.61%, 08/14/34 (b)(d)	300	263,263
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.46%, 11/15/32 (a)(b)	1,090	1,090,000
Bancorp Commercial Mortgage Trust:
Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 3.31%, 01/15/33 (a)(b)	272	269,514
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.900%), 3.36%, 09/15/35 (a)(b)	4,032	4,024,572
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61	4,750	4,917,475
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.87%, 04/25/36 (a)(b)	32	30,729

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.78%, 07/25/37 (a)(b)	$66	$62,071
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.96%, 09/25/37 (a)(b)	1,166	1,094,212
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 3.51%, 10/25/37 (a)(b)	2,723	2,703,147
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 4.01%, 12/25/37 (a)(b)	4,500	3,374,189
BBCMS Mortgage Trust:
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.500%), 5.96%, 08/15/36 (a)(b)	547	544,292
Series 2018-CHRS, Class E, 4.27%, 08/05/38 (b)(d)	1,000	875,760
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.90%, 03/15/37 (a)(b)	1,100	1,067,046
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)	495	486,352
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class B, 5.61%, 12/11/40 (d)	876	894,257
Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.21%, 07/15/51	3,510	3,645,417
BHMS:
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.71%, 07/15/35 (a)(b)	3,170	3,154,327
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.900%), 4.36%, 07/15/35 (a)(b)	1,000	986,279
BSPRT Issuer Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.820%), 3.28%, 10/15/34 (a)(b)(c)	968	965,586
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33 (b)	250	243,928
BX Trust, Series 2018-MCSF, Class A, (1 mo. LIBOR US + 0.577%), 3.03%, 04/15/35 (a)(b)	1,050	1,029,693
BXP Trust, Series 2017-GM, Class A, 3.38%, 06/13/39 (b)	1,000	976,189
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29 (b)(d)	190	194,120
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.07%, 04/15/44 (b)(d)	1,000	1,037,558
Series 2016-C4, Class C, 4.88%, 05/10/58 (d)	130	131,111
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)	1,050	1,074,053
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28 (b)(d)	160	159,166
Series 2015-SMRT, Class F, 3.79%, 04/10/28 (b)(d)	1,000	992,479
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 4.06%, 07/15/32 (a)(b)	1,060	1,042,822
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.61%, 07/15/32 (a)(b)	1,290	1,269,757
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 3.39%, 11/15/36 (a)(b)	230	227,197
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%, 05/10/35 (b)(d)	100	99,001
Series 2015-GC27, Class C, 4.43%, 02/10/48 (d)	1,000	983,495
Series 2015-SHP2, Class A, (1 mo. LIBOR US + 1.280%), 3.74%, 07/15/27 (a)(b)	1,200	1,194,117

10

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.66%, 07/15/27 (a)(b)	$750	$748,996
Series 2016-C1, Class C, 4.95%, 05/10/49 (d)	10	10,068
Series 2017-P7, Class A4, 3.71%, 04/14/50	6,000	6,025,548
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	1,110	1,140,517
Series 2016-CD1, Class A3, 2.46%, 08/10/49	5,000	4,660,424
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.90%, 06/11/32 (a)(b)	790	783,745
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.68%, 06/10/44 (b)(d)	550	557,961
Series 2013-GAM, Class B, 3.42%, 02/10/28 (b)(d)	1,500	1,477,186
Series 2013-WWP, Class D, 3.90%, 03/10/31 (b)	110	114,247
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 3.19%, 08/13/27 (a)(b)	2,280	2,278,025
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.54%, 08/13/27 (a)(b)	1,100	1,105,740
Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 4.83%, 08/13/27 (a)(b)	1,000	997,565
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 3.24%, 02/13/32 (a)(b)	700	697,903
Series 2014-TWC, Class D, (1 mo. LIBOR US + 2.250%), 4.64%, 02/13/32 (a)(b)	750	748,145
Series 2014-UBS4, Class C, 4.62%, 08/10/47 (d)	1,500	1,487,354
Series 2015-CR23, Class C, 4.25%, 05/10/48 (d)	30	29,254
Series 2015-CR23, Class CMC, 3.69%, 05/10/48 (b)(d)	2,550	2,524,854
Series 2015-CR23, Class CMD, 3.69%, 05/10/48 (b)(d)	4,200	4,148,933
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)	180	149,137
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(d)	500	453,065
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.85%, 02/10/34 (b)(d)	100	99,178
Series 2015-TEXW, Class E, 3.85%, 02/10/34 (b)(d)	279	274,332
Series 2015-TEXW, Class F, 3.85%, 02/10/34 (b)(d)	1,530	1,487,242
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39 (b)(d)	500	500,655
Series 2005-C1, Class F, 4.82%, 02/15/38 (b)	623	621,519
Credit Suisse Mortgage Trust:
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 4.06%, 11/15/33 (a)(b)	166	166,816
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.76%, 07/15/32 (a)(b)	758	750,773
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.41%, 12/15/30 (a)(b)	240	239,015
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.75%, 01/15/49 (d) .	10	9,794
CSWF, Series 2018-TOP, Class A, (1 mo. LIBOR US + 1.000%), 3.46%, 08/15/35 (a)(b)	687	679,075

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)	$2,670	$2,651,609
Series 2017-BRBK, Class D, 3.53%, 10/10/34 (b)(d)	990	945,304
Series 2017-BRBK, Class F, 3.53%, 10/10/34 (b)(c)(d)	600	532,575
FREMF Mortgage Trust:
Series 2017-K64, Class B, 3.98%, 05/25/50 (b)(d)	970	938,963
Series 2018-K74, Class B, 4.09%, 02/25/51 (b)(d)	1,000	969,614
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)	1,210	1,187,629
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 3.38%, 11/21/35 (a)(b)	2,745	2,720,706
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28 (b)(d)	540	531,658
Great Wolf Trust, Series 2017-WOLF, Class A, (1 mo. LIBOR US + 0.850%), 3.46%, 09/15/34 (a)(b)	3,500	3,438,991
GS Mortgage Securities Corp. II:
Series 2013-KING, Class D, 3.44%, 12/10/27 (b)(d)	1,000	992,220
Series 2013-KING, Class E, 3.44%, 12/10/27 (b)(d)	3,200	3,164,996
GS Mortgage Securities Corp. Trust:
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.700%), 3.16%, 07/15/32 (a)(b)	1,000	989,904
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 4.26%, 07/15/32 (a)(b)	337	331,395
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.96%, 07/15/32 (a)(b)	70	68,841
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 4.26%, 07/15/25 (a)(b)	2,000	1,970,228
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.69%, 06/10/47 (b)(d)	323	288,643
Series 2015-GC32, Class C, 4.41%, 07/10/48 (d)	1,970	1,947,198
Series 2015-GC32, Class D, 3.35%, 07/10/48	658	560,435
Hilton Orlando Trust, Series 2018-ORL, Class E, (1 mo. LIBOR US + 2.650%), 5.11%, 12/15/34 (a)(b)	275	271,268
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 3.16%, 01/15/33 (a)(b)	2,000	1,983,561
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(d)	1,190	1,114,090
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.57%, 03/15/50 (b)(d)	280	256,107
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB18, Class AMFL, (1 mo. LIBOR US + 0.165%), 2.48%, 06/12/47 (a)	28	28,276
Series 2015-JP1, Class C, 4.74%, 01/15/49 (d)	315	314,306
Series 2015-JP1, Class E, 4.24%, 01/15/49 (b)(d)	250	226,262
Series 2015-UES, Class D, 3.62%, 09/05/32 (b)(d)	1,000	989,455

11

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-UES, Class E, 3.62%, 09/05/32 (b)(d)	$600	$587,548
Series 2017-JP5, Class D, 4.65%, 03/15/50 (b)(d)	1,240	1,172,765
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.910%), 3.37%, 06/15/35 (a)(b)	5,000	4,967,930
Series 2018-WPT, Class FFX, 5.54%, 07/05/33 (b)	950	928,377
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.76%, 03/25/37 (a)(b)	308	295,612
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 4.20%, 11/24/31 (a)(b)	885	885,002
Lone Star Portfolio Trust, Series 2015-LSP, Class B, (1 mo. LIBOR US + 2.850%), 5.31%, 09/15/28 (a)(b)	415	415,466
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class D, 5.60%, 07/12/38 (d)	2,048	2,077,349
Series 2005-MKB2, Class F, 6.32%, 09/12/42 (b)(d)	1,000	1,022,467
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 07/15/50 (b)(d)	849	767,881
Series 2015-C26, Class C, 4.41%, 10/15/48 (d)	1,000	991,286
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)	578	491,214
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.45%, 07/13/29 (b)(d)	500	490,892
Series 2014-CPT, Class F, 3.45%, 07/13/29 (b)(d)	100	96,926
Series 2014-CPT, Class G, 3.45%, 07/13/29 (b)(d)	100	95,783
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 5.06%, 11/15/34 (a)(b)	843	828,760
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)	1,010	753,510
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.41%, 11/15/34 (a)(b)	860	847,440
Series 2018-H3, Class C, 4.85%, 07/15/51 (d)	1,470	1,463,047
Series 2018-MP, Class E, 4.28%, 07/11/40 (b)(d)	2,000	1,847,485
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.650%), 3.71%, 07/15/35 (a)(b)	1,000	983,922
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.61%, 07/15/35 (a)(b)	1,800	1,770,726
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class D, 2.73%, 12/15/50	160	122,055
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 3.95%, 05/10/39 (b)(d)	1,080	997,428
Series 2017-OT, Class E, 3.95%, 05/10/39 (b)(d)	890	794,218
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.41%, 06/15/37 (a)(b)	780	780,181

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.96%, 06/15/37 (a)(b)	$880	$872,287
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 4.46%, 07/15/34 (a)(b)	560	556,670
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.000%), 3.46%, 01/15/35 (a)(b)	4,532	4,507,534
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 4.94%, 06/25/45 (a)(b)	5	5,456
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(d)	500	498,738
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48 (b)	376	315,540
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)	997	908,790
Series 2016-C34, Class C, 5.03%, 06/15/49 (d)	40	40,653
Series 2016-NXS5, Class D, 4.88%, 01/15/59 (d)	750	719,604
Series 2017-C39, Class D, 4.36%, 09/15/50 (b)(d)	750	675,696
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 3.28%, 12/13/31 (a)(b)	846	841,993
Series 2018-C44, Class C, 4.84%, 05/15/51 (d)	1,484	1,484,459
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)	1,000	784,236
Series 2018-C46, Class A4, 4.15%, 08/15/51	3,740	3,849,641

		153,797,339

Interest Only Commercial Mortgage-Backed Securities — 2.0%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.29%, 11/15/48 (b)(d)	6,939	208,184
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.29%, 02/15/50 (b)(d)	10,000	862,200
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2017-SCH, Class XFCP, 0.16%, 11/15/19 (b)(d)	95,950	134,330
Series 2017-SCH, Class XLCP, 0.02%, 11/15/19 (b)(d)	56,050	11,770
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35 (b)(d)	12,500	197,500
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.18%, 11/15/35 (b)(d)	706,230	1,028,483
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58 (d)	366	34,430
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (d)	11,214	707,491
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.07%, 04/10/47 (d)	670	27,040
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)	8,570	419,622

12

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-C5, Class XB, 0.31%, 03/15/50 (d)	$30,000	$733,200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(d)	17,400	818,496
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50 (b)(d).	12,466	586,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.19%, 12/15/47 (b)(d)	220	11,772
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 06/15/50 (b)(c)(d)	8,625	1,302,979
Series 2018-H4, Class XA, 0.87%, 12/15/51 (d)	30,176	1,979,084
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39 (b)(d)	28,100	837,099
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32 (b)(d)	110,000	480,700
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(c)(d)	22,000	220
U.S., Series 2018-USDC, Class X, 0.32%, 05/12/38 (b)(d)	103,122	3,009,409
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.47%, 04/15/50 (d)	7,000	191,325
Series 2016-BNK1, Class XD, 1.27%, 08/15/49 (b)(d)	1,000	79,746
Series 2018-C44, Class XA, 0.76%, 05/15/51 (d)	10,653	580,229
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.07%, 08/15/47 (d)	10,235	435,541

		14,677,396

Total Non-Agency Mortgage-Backed Securities — 31.1% (Cost: $235,024,545)		231,599,028

U.S. Government Sponsored Agency Securities — 2.2%

Collateralized Mortgage Obligations — 1.0%
Fannie Mae:
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.76%, 04/25/29 (a)	68	75,213
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 5.51%, 10/25/29 (a)	106	109,810
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.51%, 05/25/30 (a)	2,000	2,005,455
Freddie Mac:
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%), 6.31%, 03/25/29 (a)	2,000	2,157,195

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%), 5.96%, 10/25/29 (a)	$250	$264,548
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 5.01%, 03/25/30 (a)	2,494	2,493,556
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 4.31%, 07/25/30 (a)	224	214,711

		7,320,488

Commercial Mortgage-Backed Securities — 1.1%
Fannie Mae, Series 2017-M8, Class A2, 3.06%, 05/25/27 (d)	170	166,450
Freddie Mac:
Series K072, Class A2, 3.44%, 12/25/27	5,000	5,043,237
Series K085, Class A2, 4.06%, 10/25/28 (d)	2,406	2,533,839
Series KPLB, Class A, 2.77%, 05/25/25	380	373,132

		8,116,658

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2016-M4, Class X2, 2.63%, 01/25/39 (d)	5,168	463,619
Freddie Mac, Series KW01, Class X1, 0.98%, 01/25/26 (d)	1,158	63,746
Ginnie Mae:
Series 2016-128, Class IO, 0.95%, 09/16/56 (d)	5,844	453,457
Series 2016-87, Class IO, 1.00%, 08/16/58 (d)	461	34,697

		1,015,519

Total U.S. Government Sponsored Agency Securities — 2.2% (Cost: $16,940,069)		16,452,665

Total Long-Term Investments — 97.9% (Cost: $750,299,618)		730,220,549

	Shares

Short-Term Securities — 1.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.20%(j)	11,868,258	11,868,258

Total Short-Term Securities — 1.6% (Cost: $11,868,258)		11,868,258

Total Investments — 99.5% (Cost: $762,167,876)		742,088,807

Other Assets Less Liabilities — 0.5%.		3,793,163

Net Assets — 100.0%		$745,881,970

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	Annualized 7-day yield as of period end.

13

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	$300	$12,057	$5,913	$6,144
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$1,354	54,416	22,643	31,773
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$300	12,057	5,549	6,508
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$600	24,113	10,777	13,336
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$585	(3,630)	186	(3,816)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$516	(3,207)	(372)	(2,835)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$361	(2,239)	69	(2,308)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	$40	6,427	2,524	3,903

						$99,994	$47,289	$52,705

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	$120	$18,084	$11,259	$6,825
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	$900	50,040	79,404	(29,364)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$4,620	602,762	580,554	22,208
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	60,962	87,707	(26,745)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$500	48,571	52,899	(4,328)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BB+	$40	(129)	3,149	(3,278)

							$780,290	$814,972	$(34,682)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1— Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

14

Schedule of Investments (unaudited) (continued) December 31, 2018	Series A Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$451,817,957	$11,171,998	$462,989,955
Corporate Bonds(a)	—	327,123	—	327,123
Floating Rate Loan Interests(a)	—	—	18,851,778	18,851,778
Non-Agency Mortgage-Backed Securities	—	218,798,267	12,800,761	231,599,028
U.S. Government Sponsored Agency Securities	—	16,452,665	—	16,452,665
Short-Term Securities	11,868,258	—	—	11,868,258

	$11,868,258	$687,396,012	$42,824,537	$742,088,807

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$90,697	$—	$90,697
Liabilities:
Credit contracts	—	(72,674)	—	(72,674)

	$—	$18,023	$—	$18,023

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2018	$6,206,056	$3,143,637	$7,686,343	$17,036,036
Transfers into Level 3	—	2,337,305	3,577,025	5,914,330
Transfers out of Level 3	(2,636,967)	—	(2,388,400)	(5,025,367)
Accrued discounts/premiums	(250,337)	(5,155)	(7,544)	(263,036)
Net realized gain (loss)	(169,569)	25,761	(114,497)	(258,305)
Net change in unrealized appreciation (depreciation)(a)	(512,903)	(48,985)	(1,383,431)	(1,945,319)
Purchases	11,623,435	18,969,841	10,929,559	41,522,835
Sales	(3,087,717)	(5,570,626)	(5,498,294)	(14,156,637)

Closing Balance, as of December 31, 2018	$11,171,998	$18,851,778	$12,800,761	$42,824,537

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(512,336)	$(5,663)	$(431,181)	$(949,180)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

15

Schedule of Investments (unaudited) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Trusts — 3.5%

Banks — 1.5%
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (a)(b)	$520	$468,250
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.470%), 5.99% (a)(b)	358	353,078
(3 mo. LIBOR US + 3.330%), 6.10% (a)(b)	208	206,700
(3 mo. LIBOR US + 3.780%), 6.75% (a)(b)	925	955,756
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%), 5.30% (a)(b)	1,075	1,010,500
Wells Fargo & Co.:
(3 mo. LIBOR US + 3.990%), 5.88% (a)(b)	1,550	1,532,097
(3 mo. LIBOR US + 3.770%), 6.56% (a)(b)	817	811,894

		5,338,275

Capital Markets — 0.3%
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25% (a)(b)	315	309,094
(3 mo. LIBOR US + 2.539%), 5.63% (a)(b)	735	694,575

		1,003,669

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	767,651

Insurance — 0.5%
Allstate Corp., (3 mo. LIBOR US + 2.938%), 5.75%, 08/15/53 (a)	835	814,125
MetLife, Inc., (3 mo. LIBOR US + 3.575%), 5.25% (a)(b)	900	864,900

		1,679,025

Media — 0.7%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	2,200	2,227,500

Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., (3 mo. LIBOR US + 3.641%), 6.25%, 03/01/78 (a)	780	700,933
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75 (a)	359	323,549
(3 mo. LIBOR US + 4.640%), 5.88%, 08/15/76 (a)	120	112,872

		1,137,354

Total Capital Trusts — 3.5% (Cost: $12,765,074)		12,153,474

Corporate Bonds — 88.3%

Aerospace & Defense — 2.1%
Harris Corp., 4.40%, 06/15/28	955	950,674
Lockheed Martin Corp.:
3.10%, 01/15/23	95	94,160
3.55%, 01/15/26	145	143,882
4.07%, 12/15/42	575	548,657
4.09%, 09/15/52	124	115,743
Northrop Grumman Corp., 3.25%, 01/15/28	910	849,031
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,227,421
Rockwell Collins, Inc.:
1.95%, 07/15/19	180	178,675
3.20%, 03/15/24	550	529,656
3.50%, 03/15/27	520	488,117
4.35%, 04/15/47	240	220,786
United Technologies Corp.:
3.35%, 08/16/21	140	139,621
3.65%, 08/16/23	410	408,394
4.13%, 11/16/28	710	703,398
6.05%, 06/01/36	450	512,265
4.50%, 06/01/42	340	321,212

		7,431,692

Security	Par (000)	Value

Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 04/01/26	$120	$113,917
4.10%, 02/01/45	475	406,709
4.40%, 01/15/47	597	536,317

		1,056,943

Airlines — 0.9%
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24	99	97,673
Series 2017-1, Class AA, 3.65%, 08/15/30	739	727,092
Delta Air Lines, Inc., 3.80%, 04/19/23	880	865,923
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23 (c)	538	534,092
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	664	669,274
Virgin Australia Trust, Series 2013-1A, 5.00%, 04/23/25 (c)	78	79,159

		2,973,213

Auto Components — 0.2%
ZF North America Capital, Inc., 4.75%, 04/29/25 (c)	600	558,400

Automobiles — 0.9%
BMW U.S. Capital LLC, 2.00%, 04/11/21 (c)	540	523,748
Ford Motor Co.:
4.35%, 12/08/26	366	326,035
4.75%, 01/15/43	186	143,440
5.29%, 12/08/46	128	105,086
General Motors Co.:
5.00%, 10/01/28	435	412,176
5.20%, 04/01/45	535	443,384
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20 (c)	1,275	1,281,220

		3,235,089

Banks — 13.4%
Banco Santander SA:
3.13%, 02/23/23	800	756,357
3.85%, 04/12/23	200	194,333
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (a)	800	800,120
4.20%, 08/26/24	1,610	1,596,798
4.00%, 01/22/25	605	589,358
3.95%, 04/21/25	790	765,459
4.45%, 03/03/26	2,305	2,278,712
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28 (a)	285	273,391
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29 (a)	1,475	1,433,756
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29 (a)	450	447,888
(3 mo. LIBOR US + 1.190%), 3.95%, 01/23/49 (a)	500	445,355
Barclays Bank PLC, 5.14%, 10/14/20	300	303,247
Barclays PLC:
(3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23 (a)	1,510	1,497,257
4.84%, 05/09/28	820	752,818
BNP Paribas SA:
3.50%, 03/01/23 (c)	900	872,561
(5 yr. Swap Semi 30/360 US + 1.480%), 4.38%, 03/01/33 (a)(c)	1,060	992,269
Citigroup, Inc.:
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28 (a)	425	410,086

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28 (a)	$160	$151,148
(3 mo. LIBOR US + 1.192%), 4.08%, 04/23/29 (a)	820	797,819
4.75%, 05/18/46	550	508,452
4.65%, 07/23/48	475	464,225
Citizens Bank N.A., 2.55%, 05/13/21	330	322,766
Cooperatieve Rabobank UA:
3.13%, 04/26/21	670	667,548
4.63%, 12/01/23	700	709,751
Discover Bank:
3.35%, 02/06/23	300	292,008
(5 yr. Swap Semi 30/360 US + 1.730%), 4.68%, 08/09/28 (a)	600	587,160
HSBC Holdings PLC:
2.65%, 01/05/22	985	955,576
(3 mo. LIBOR US + 1.000%), 3.64%, 05/18/24 (d)	865	842,368
4.25%, 08/18/25	500	485,295
(3 mo. LIBOR US + 1.348%), 4.29%, 09/12/26 (a)	500	492,489
4.38%, 11/23/26	270	261,392
Huntington Bancshares, Inc., 4.00%, 05/15/25	905	909,728
ING Bank NV, 2.50%, 10/01/19 (c)	950	945,678
ING Groep NV, (3 mo. LIBOR US + 1.150%), 3.95%, 03/29/22 (d)	1,040	1,039,637
Intesa Sanpaolo SpA:
3.38%, 01/12/23 (c)	485	449,281
5.02%, 06/26/24 (c)	416	377,263
3.88%, 01/12/28 (c)	495	422,749
JPMorgan Chase & Co.:
2.25%, 01/23/20	1,800	1,782,072
2.30%, 08/15/21	665	648,802
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (a)	800	776,576
(3 mo. LIBOR US + 1.120%), 4.01%, 04/23/29 (a)	340	333,323
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (a)	1,000	908,188
4.95%, 06/01/45	320	324,524
(3 mo. LIBOR US + 1.220%), 3.90%, 01/23/49 (a)	915	802,517
Lloyds Bank PLC, 5.80%, 01/13/20 (c)	2,000	2,047,244
Lloyds Banking Group PLC:
(5 yr. Swap Semi 30/360 US + 4.496%), 7.50% (a)(b)	780	752,856
4.38%, 03/22/28	705	668,825
Mitsubishi UFJ Financial Group, Inc., 3.76%, 07/26/23	1,100	1,105,072
Regions Bank, (3 mo. LIBOR US + 0.500%), 3.37%, 08/13/21 (a)	920	916,229
Royal Bank of Canada, 3.20%, 04/30/21	1,000	999,897
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 4.09%, 05/15/23 (d)	670	649,936
3.88%, 09/12/23	990	949,101
6.00%, 12/19/23	348	352,212
(3 mo. LIBOR US + 1.550%), 4.37%, 06/25/24 (d)	975	931,477
Santander UK PLC:
2.13%, 11/03/20	750	732,510
5.00%, 11/07/23 (c)	1,753	1,711,787
SunTrust Banks, Inc., 4.00%, 05/01/25	380	381,221
Svenska Handelsbanken AB, 3.35%, 05/24/21	500	499,728
Wells Fargo & Co.:
4.13%, 08/15/23	350	352,067

Security	Par (000)	Value

Banks (continued)
5.61%, 01/15/44	$200	$216,903
4.65%, 11/04/44	980	922,575
4.75%, 12/07/46	530	510,310

		46,368,050

Beverages — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 02/01/26 (c)	1,993	1,884,478
4.90%, 02/01/46 (c)	675	625,985
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	1,331	1,308,900
3.30%, 02/01/23	3,675	3,573,381

		7,392,744

Biotechnology — 1.7%
AbbVie, Inc.:
2.50%, 05/14/20	1,200	1,188,611
2.30%, 05/14/21	495	483,403
2.85%, 05/14/23	550	529,969
3.20%, 05/14/26	240	222,428
4.25%, 11/14/28	320	310,655
4.40%, 11/06/42	795	699,131
4.88%, 11/14/48	205	191,264
Amgen, Inc.:
4.40%, 05/01/45	100	93,519
4.66%, 06/15/51	461	434,349
Baxalta, Inc., 4.00%, 06/23/25	283	276,678
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	134,683
4.50%, 02/01/45	323	310,631
4.75%, 03/01/46	391	387,908
4.15%, 03/01/47	640	589,530

		5,852,759

Capital Markets — 5.7%
Bank of New York Mellon Corp.:
3.45%, 08/11/23	265	265,866
2.20%, 08/16/23	1,125	1,068,230
Credit Agricole SA:
2.75%, 06/10/20 (c)	1,000	988,688
3.75%, 04/24/23 (c)	275	269,099
Credit Suisse AG:
3.00%, 10/29/21	665	656,568
3.63%, 09/09/24	575	564,184
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (a)(c)	820	817,878
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,350	1,345,149
3.80%, 06/09/23	547	536,764
Deutsche Bank AG:
4.25%, 02/04/21	1,625	1,601,463
4.25%, 10/14/21	180	175,995
(USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (a)	585	454,861
Goldman Sachs Group, Inc.:
2.88%, 02/25/21	975	958,330
3.00%, 04/26/22	850	823,177
4.25%, 10/21/25	310	296,863
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29 (a)	1,895	1,823,726
4.80%, 07/08/44	370	352,362
5.15%, 05/22/45	350	327,299
Morgan Stanley:
2.65%, 01/27/20	775	769,183
2.50%, 04/21/21	550	538,338
5.50%, 07/28/21	10	10,480

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
(3 mo. LIBOR US + 1.400%), 3.89%, 10/24/23 (d)	$1,675	$1,666,856
4.30%, 01/27/45	700	654,741
State Street Corp., 3.78%, 12/03/24 (a)	490	491,166
UBS Group Funding Switzerland AG, 3.00%, 04/15/21 (c)	2,150	2,133,372

		19,590,638

Chemicals — 1.1%
Air Liquide Finance SA:
2.25%, 09/27/23 (c)	520	495,849
2.50%, 09/27/26 (c)	290	266,717
DowDuPont, Inc.:
4.49%, 11/15/25	890	916,323
5.32%, 11/15/38	290	298,608
5.42%, 11/15/48	485	503,887
E.I. du Pont de Nemours & Co., (3 mo. LIBOR US + 0.530%), 3.07%, 05/01/20 (d)	560	560,283
Sherwin-Williams Co.:
2.75%, 06/01/22	135	130,681
4.50%, 06/01/47	665	599,673

		3,772,021

Commercial Services & Supplies — 0.9%
Aviation Capital Group LLC:
6.75%, 04/06/21 (c)	1,575	1,671,425
3.88%, 05/01/23 (c)	475	465,370
GATX Corp., 4.35%, 02/15/24	510	518,280
Republic Services, Inc., 3.95%, 05/15/28	300	300,194

		2,955,269

Communications Equipment — 0.3%
Cisco Systems, Inc., 2.50%, 09/20/26	1,035	964,809

Consumer Finance — 2.4%
Capital One Financial Corp., 4.25%, 04/30/25	675	669,997
Capital One N.A.:
2.35%, 01/31/20	825	814,541
2.95%, 07/23/21	735	722,911
Ford Motor Credit Co. LLC:
3.34%, 03/18/21	1,105	1,072,195
3.81%, 10/12/21	1,285	1,247,985
3.66%, 09/08/24	350	313,037
4.39%, 01/08/26	201	181,203
General Motors Financial Co., Inc.:
3.20%, 07/06/21	565	551,896
4.15%, 06/19/23	615	599,226
4.35%, 04/09/25	1,230	1,165,370
4.35%, 01/17/27	1,205	1,109,126

		8,447,487

Containers & Packaging — 0.5%
International Paper Co., 4.35%, 08/15/48	200	171,115
Westrock Co., 4.65%, 03/15/26 (c)	895	908,677
WRKCo, Inc., 3.75%, 03/15/25 (c)	745	731,027

		1,810,819

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 05/15/21	1,140	1,143,290
3.30%, 01/23/23	850	808,105
Charles Schwab Corp., 3.25%, 05/21/21	665	668,245
GE Capital International Funding Co., 4.42%, 11/15/35	1,011	846,780

		3,466,420

Security	Par (000)	Value

Diversified Telecommunication Services — 3.2%
AT&T Inc.:
5.20%, 03/15/20	$800	$817,309
3.80%, 03/15/22	385	386,679
4.30%, 02/15/30	1,438	1,358,889
4.50%, 05/15/35	750	673,351
5.25%, 03/01/37	400	392,891
5.15%, 03/15/42	400	373,645
4.80%, 06/15/44	65	58,260
4.75%, 05/15/46	203	180,242
5.15%, 11/15/46	115	106,868
5.45%, 03/01/47	480	468,815
4.50%, 03/09/48	215	183,977
Telefonica Emisiones SAU:
4.67%, 03/06/38	255	230,671
4.90%, 03/06/48	315	278,025
Verizon Communications, Inc.:
3.38%, 02/15/25	459	445,418
4.50%, 08/10/33	550	542,897
4.27%, 01/15/36	1,125	1,050,607
5.25%, 03/16/37	745	776,042
4.81%, 03/15/39	865	847,084
3.85%, 11/01/42	950	818,973
5.01%, 04/15/49	420	418,489
4.67%, 03/15/55	647	594,140

		11,003,272

Electric Utilities — 5.5%
American Electric Power Co., Inc., 2.15%, 11/13/20	825	808,545
American Transmission Systems, Inc., 5.25%, 01/15/22 (c)	400	420,340
CenterPoint Energy, Inc., 3.85%, 02/01/24	595	597,889
DTE Electric Co., Series A, 4.05%, 05/15/48	186	184,307
Duke Energy Carolinas LLC, 3.75%, 06/01/45	420	387,062
Duke Energy Corp., 2.65%, 09/01/26	390	354,563
Duke Energy Florida LLC, 4.20%, 07/15/48	365	363,424
Duke Energy Progress LLC:
3.70%, 09/01/28	690	697,005
6.30%, 04/01/38	750	930,942
Emera U.S. Finance LP, 2.15%, 06/15/19	185	183,487
Entergy Arkansas LLC, 3.70%, 06/01/24	825	838,574
Entergy Corp., 4.00%, 07/15/22	700	706,147
Evergy Inc., 5.29%, 06/15/22 (e)	745	776,829
Exelon Corp.:
2.45%, 04/15/21	2,000	1,956,074
3.40%, 04/15/26	200	190,145
FirstEnergy Corp., 4.85%, 07/15/47	500	499,206
Florida Power & Light Co., 5.95%, 02/01/38	800	983,288
Georgia Power Co., 2.00%, 09/08/20	635	620,576
Kentucky Utilities Co., 5.13%, 11/01/40	375	420,919
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (c)	345	342,543
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	115	109,738
Northern States Power Co., 6.20%, 07/01/37	725	915,645
Ohio Power Co., Series D, 6.60%, 03/01/33	675	843,074
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	660	750,007
PacifiCorp, 6.00%, 01/15/39	450	540,262
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,088,595
3.15%, 04/01/22	775	763,292
Southern Co.:
2.35%, 07/01/21	785	762,335

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
2.95%, 07/01/23	$740	$714,614
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (c)	445	443,117

		19,192,544

Energy Equipment & Services — 0.5%
Halliburton Co.:
3.80%, 11/15/25	1,545	1,497,088
5.00%, 11/15/45	310	304,369

		1,801,457

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.:
4.70%, 03/15/22	525	539,197
3.00%, 06/15/23	1,175	1,130,495
5.00%, 02/15/24	430	444,808
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,452,493
2.25%, 09/01/21	1,765	1,706,437
5.25%, 01/15/23	807	838,008
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	760,924

		6,872,362

Food & Staples Retailing — 2.4%
CVS Health Corp.:
4.10%, 03/25/25	1,530	1,514,734
4.30%, 03/25/28	2,360	2,307,157
4.78%, 03/25/38	320	306,642
5.13%, 07/20/45	360	350,427
Kroger Co., 4.45%, 02/01/47	365	319,792
Walmart, Inc.:
2.65%, 12/15/24	691	671,213
3.55%, 06/26/25	273	276,011
3.70%, 06/26/28	1,875	1,903,000
4.05%, 06/29/48	650	646,762

		8,295,738

Food Products — 1.0%
General Mills, Inc.:
3.20%, 04/16/21	145	144,204
3.70%, 10/17/23	240	238,600
4.20%, 04/17/28	120	117,590
4.70%, 04/17/48	90	82,367
Kraft Heinz Foods Co.:
5.38%, 02/10/20	1,290	1,319,478
3.00%, 06/01/26	710	633,379
4.38%, 06/01/46	365	300,697
Nestle Holdings, Inc., 4.00%, 09/24/48 (c)	645	632,567

		3,468,882

Gas Utilities — 0.3%
Fortis, Inc., 2.10%, 10/04/21	945	908,491

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories:
3.75%, 11/30/26	566	558,980
4.75%, 11/30/36	385	401,915
4.75%, 04/15/43	117	121,330
4.90%, 11/30/46	260	272,928
Becton Dickinson and Co.:
2.68%, 12/15/19	88	87,163
(3 mo. LIBOR US + 1.030%), 3.77%, 06/06/22 (d)	1,525	1,494,868
3.70%, 06/06/27	1,070	1,012,047
Medtronic, Inc.:
3.15%, 03/15/22	960	957,350
4.63%, 03/15/44	275	285,337
4.63%, 03/15/45	275	288,322

		5,480,240

Security	Par (000)	Value

Health Care Providers & Services — 2.6%
Aetna, Inc.:
2.80%, 06/15/23	$350	$332,853
3.50%, 11/15/24	395	381,908
Anthem, Inc.:
4.35%, 08/15/20	700	712,322
2.50%, 11/21/20	285	281,085
5.10%, 01/15/44	300	304,419
Cigna Corp., 3.20%, 09/17/20 (c)	1,870	1,862,314
Coventry Health Care, Inc., 5.45%, 06/15/21	850	880,080
HCA, Inc.:
5.25%, 06/15/26	563	558,778
4.50%, 02/15/27	389	367,605
5.50%, 06/15/47	365	345,838
UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	75,344
2.88%, 03/15/23	1,175	1,157,485
3.75%, 07/15/25	770	779,445
4.63%, 11/15/41	645	673,713
4.75%, 07/15/45	120	126,960
4.25%, 06/15/48	200	199,888

		9,040,037

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.:
2.75%, 12/09/20	85	84,410
4.88%, 12/09/45	748	752,970
4.45%, 03/01/47	455	435,026
4.45%, 09/01/48	675	642,116

		1,914,522

Household Durables — 0.2%
Newell Brands, Inc., 3.85%, 04/01/23	850	837,544

Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	160	150,205
General Electric Co.:
6.75%, 03/15/32	208	216,792
6.15%, 08/07/37	205	199,965
4.13%, 10/09/42	360	281,283
Tyco Electronics Group SA, 3.50%, 02/03/22	600	600,545

		1,448,790

Insurance — 1.3%
American International Group, Inc.:
6.40%, 12/15/20	485	512,155
3.30%, 03/01/21	220	219,254
Aon PLC, 4.00%, 11/27/23	1,760	1,781,172
Hartford Financial Services Group, Inc., 4.30%, 04/15/43	115	106,834
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20	1,000	991,134
3.75%, 03/14/26	600	592,919
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	90	117,019

		4,320,487

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.:
2.40%, 02/22/23	550	532,499
2.80%, 08/22/24	1,000	971,957
3.15%, 08/22/27	1,975	1,906,826

		3,411,282

IT Services — 1.0%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,590	1,597,228
3.50%, 04/15/23	330	326,204
5.00%, 10/15/25	119	123,786
4.75%, 05/15/48	240	223,093

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Visa, Inc.:
2.80%, 12/14/22	$510	$503,602
3.15%, 12/14/25	620	609,268

		3,383,181

Life Sciences Tools & Services — 0.5%
Life Technologies Corp., 6.00%, 03/01/20	820	842,955
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	1,000	1,022,041

		1,864,996

Machinery — 0.1%
John Deere Capital Corp., 2.65%, 06/24/24	215	206,198

Media — 4.4%
21st Century Fox America, Inc., 6.40%, 12/15/35	306	381,751
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	1,075	1,085,326
4.50%, 02/01/24	925	923,595
6.38%, 10/23/35	325	333,595
6.48%, 10/23/45	2,100	2,158,671
5.75%, 04/01/48	385	360,521
6.83%, 10/23/55	57	57,967
Comcast Corp.:
3.45%, 10/01/21	385	388,904
3.95%, 10/15/25	400	404,735
3.15%, 03/01/26	395	377,942
4.15%, 10/15/28	635	644,800
4.25%, 01/15/33	650	645,564
6.50%, 11/15/35	125	149,626
4.65%, 07/15/42	130	128,637
4.50%, 01/15/43	225	217,169
4.60%, 08/15/45	230	224,099
4.00%, 03/01/48	340	309,817
4.70%, 10/15/48	405	409,407
4.95%, 10/15/58	475	482,909
Cox Communications, Inc.:
3.35%, 09/15/26 (c)	460	424,397
3.50%, 08/15/27 (c)	605	557,784
Discovery Communications LLC:
2.95%, 03/20/23	345	330,076
3.80%, 03/13/24	875	853,591
5.20%, 09/20/47	335	307,878
Grupo Televisa SAB, 6.63%, 01/15/40	205	219,350
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	115	115,142
3.75%, 10/01/21	85	85,530
4.65%, 10/01/28	695	685,933
5.40%, 10/01/48	115	108,905
Sky Ltd., 2.63%, 09/16/19 (c)	200	198,490
Time Warner Cable LLC, 4.50%, 09/15/42	137	110,135
Viacom, Inc.:
4.38%, 03/15/43	199	157,123
5.85%, 09/01/43	274	268,745
Warner Media LLC:
3.60%, 07/15/25	305	288,872
3.88%, 01/15/26	592	565,417
3.80%, 02/15/27	315	295,566

		15,257,969

Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	74	74,303
7.13%, 07/15/28	550	685,500
Southern Copper Corp., 5.88%, 04/23/45	225	228,656

		988,459

Security	Par (000)	Value

Multi-Utilities — 2.1%
CMS Energy Corp., 5.05%, 03/15/22	$1,644	$1,715,737
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	845	838,743
NiSource, Inc., 5.25%, 02/15/43	440	451,778
Pacific Gas & Electric Co.:
4.25%, 08/01/23 (c)	1,160	1,074,824
3.85%, 11/15/23	575	514,605
4.65%, 08/01/28 (c)	235	215,440
4.25%, 03/15/46	32	24,863
Sempra Energy, 2.40%, 02/01/20	520	513,008
Virginia Electric & Power Co.:
6.00%, 01/15/36	900	1,068,594
4.45%, 02/15/44	350	351,950
4.60%, 12/01/48	320	333,761
WEC Energy Group, Inc., 3.38%, 06/15/21	235	234,852

		7,338,155

Oil, Gas & Consumable Fuels — 8.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22	336	342,720
3.50%, 12/01/22	70	68,090
4.25%, 12/01/27	180	169,921
Canadian Natural Resources Ltd., 3.85%, 06/01/27	650	613,158
Cenovus Energy, Inc.:
4.25%, 04/15/27	425	387,099
5.40%, 06/15/47	64	55,108
Cimarex Energy Co.:
4.38%, 06/01/24	310	308,274
3.90%, 05/15/27	940	872,264
Concho Resources, Inc., 3.75%, 10/01/27	1,205	1,134,343
ConocoPhillips Co., 4.95%, 03/15/26	600	642,085
Continental Resources, Inc.:
4.50%, 04/15/23	1,330	1,308,956
3.80%, 06/01/24	725	686,335
4.90%, 06/01/44	530	469,088
Devon Energy Corp.:
3.25%, 05/15/22	731	712,323
5.00%, 06/15/45	204	179,704
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	485	547,757
Encana Corp., 6.50%, 05/15/19	750	757,710
Energy Transfer Operating LP:
5.20%, 02/01/22	5	5,135
6.50%, 02/01/42	560	558,894
5.30%, 04/15/47	36	31,730
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,040,950
Enterprise Products Operating LLC:
5.70%, 02/15/42	435	462,670
4.45%, 02/15/43	854	774,963
4.25%, 02/15/48	155	137,389
4.80%, 02/01/49	220	213,719
Hess Corp., 5.80%, 04/01/47	534	479,291
Kerr-McGee Corp., 7.88%, 09/15/31	450	538,897
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	1,515	1,568,947
7.30%, 08/15/33	800	924,685
5.00%, 03/01/43	490	444,632
5.50%, 03/01/44	525	505,929
Kinder Morgan, Inc., 6.50%, 09/15/20	925	968,997
Marathon Oil Corp.:
2.80%, 11/01/22	1,200	1,127,081
4.40%, 07/15/27	735	698,398
Marathon Petroleum Corp., 4.75%, 09/15/44	381	335,987

5

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP, 4.70%, 04/15/48	$595	$516,761
Pioneer Natural Resources Co., 3.45%, 01/15/21	255	254,235
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	886,707
4.90%, 02/15/45	300	256,367
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	750	772,746
5.75%, 05/15/24	425	443,427
Schlumberger Norge AS, 4.20%, 01/15/21 (c)	975	989,461
Shell International Finance BV, 3.50%, 11/13/23	1,585	1,602,682
Spectra Energy Partners LP, 3.38%, 10/15/26	880	823,146
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	800	708,108
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	750	721,234
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	265	259,127
Western Gas Partners LP, 5.38%, 06/01/21	1,025	1,055,725
Williams Cos., Inc., 4.50%, 11/15/23	1,300	1,306,848

		30,669,803

Pharmaceuticals — 3.1%
Allergan Funding SCS:
3.45%, 03/15/22	2,835	2,789,761
3.80%, 03/15/25	650	634,545
Bayer U.S. Finance II LLC, 3.88%, 12/15/23 (c)	825	810,033
Johnson & Johnson:
2.45%, 03/01/26	510	479,000
3.55%, 03/01/36	560	530,937
Merck & Co., Inc., 2.35%, 02/10/22	310	303,990
Mylan NV, 2.50%, 06/07/19	150	149,295
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21	1,310	1,266,749
2.88%, 09/23/23	1,445	1,365,983
Takeda Pharmaceutical Co. Ltd.:
3.80%, 11/26/20 (c)	260	261,568
4.40%, 11/26/23 (c)	795	803,707
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	487,015
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	415	380,188
Wyeth LLC, 5.95%, 04/01/37	425	509,688

		10,772,459

Road & Rail — 2.0%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40	500	585,534
4.15%, 12/15/48	385	374,934
CSX Corp.:
3.80%, 03/01/28	480	470,934
4.25%, 03/15/29	330	335,050
4.30%, 03/01/48	355	337,997
Kansas City Southern, 2.35%, 05/15/20	370	364,454
Norfolk Southern Corp.:
3.80%, 08/01/28	875	875,230
3.94%, 11/01/47	210	190,392
4.15%, 02/28/48	140	130,632
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22 (c)	1,000	988,837
Ryder System, Inc., 2.88%, 09/01/20	1,000	992,032
Union Pacific Corp.:
4.05%, 03/01/46	355	327,655
4.50%, 09/10/48	680	670,511
4.80%, 09/10/58	350	348,285

		6,992,477

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc., 2.50%, 12/05/21	$340	$331,891
Applied Materials, Inc., 3.30%, 04/01/27	705	676,418
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	2,035	2,009,585
3.00%, 01/15/22	10	9,617
KLA-Tencor Corp., 4.65%, 11/01/24	40	40,993
NVIDIA Corp.:
2.20%, 09/16/21	490	478,945
3.20%, 09/16/26	1,185	1,123,910
NXP BV/NXP Funding LLC:
4.63%, 06/01/23 (c)	775	759,500
4.88%, 03/01/24 (c)	305	306,339
QUALCOMM, Inc.:
3.25%, 05/20/27	300	279,060
4.30%, 05/20/47	435	386,347

		6,402,605

Software — 2.4%
Microsoft Corp.:
2.88%, 02/06/24	990	980,667
2.40%, 08/08/26	1,235	1,151,449
4.10%, 02/06/37	530	543,865
3.75%, 02/12/45	466	450,825
4.45%, 11/03/45	517	548,351
3.70%, 08/08/46	370	354,454
Oracle Corp.:
2.40%, 09/15/23	2,050	1,967,247
2.65%, 07/15/26	2,125	1,969,369
4.00%, 11/15/47	295	274,851

		8,241,078

Specialty Retail — 0.3%
Home Depot, Inc.:
4.40%, 03/15/45	215	216,542
4.25%, 04/01/46	335	333,861
Lowe’s Cos., Inc., 3.70%, 04/15/46	425	346,604
QVC, Inc., 4.38%, 03/15/23	250	239,883

		1,136,890

Technology Hardware, Storage & Peripherals — 2.1%
Apple Inc.:
(3 mo. LIBOR US + 0.500%), 3.10%, 02/09/22 (d)	1,725	1,724,067
2.85%, 02/23/23	1,010	997,618
3.25%, 02/23/26	855	834,589
2.45%, 08/04/26	1,050	970,443
2.90%, 09/12/27	375	352,466
4.38%, 05/13/45	960	974,945
3.85%, 08/04/46	730	678,887
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (c)	595	644,260
Hewlett Packard Enterprise Co., 3.50%, 10/05/21	125	125,344

		7,302,619

Tobacco — 1.6%
Altria Group, Inc.:
2.63%, 09/16/26	210	183,444
4.50%, 05/02/43	75	62,420
BAT Capital Corp.:
3.22%, 08/15/24	1,235	1,137,551
3.56%, 08/15/27	640	568,158
BAT International Finance PLC, 2.75%, 06/15/20 (c)	1,000	982,566
Reynolds American, Inc.:
4.00%, 06/12/22	730	722,131
4.85%, 09/15/23	220	222,633
4.45%, 06/12/25	900	867,811

6

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
5.70%, 08/15/35	$550	$537,036
7.00%, 08/04/41	350	376,025

		5,659,775

Trading Companies & Distributors — 1.0%
Air Lease Corp.:
2.50%, 03/01/21	905	882,250
3.38%, 06/01/21	540	534,848
3.88%, 07/03/23	785	772,604
Intercontinental Exchange, Inc., 4.25%, 09/21/48	320	313,235
International Lease Finance Corp., 5.88%, 04/01/19	885	888,610

		3,391,547

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 5.00%, 03/30/20	468	475,961
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23 (c)	234	230,828
Vodafone Group PLC:
3.75%, 01/16/24	850	837,787
4.38%, 02/19/43	327	278,263

		1,822,839

Total Corporate Bonds — 88.3% (Cost: $311,841,225)		305,303,051

Foreign Agency Obligations — 1.3%

Mexico — 1.3%
Petroleos Mexicanos:
5.50%, 01/21/21	1,300	1,295,125
6.38%, 02/04/21	633	639,488
5.38%, 03/13/22	155	151,900
4.63%, 09/21/23	825	774,262
5.35%, 02/12/28	1,635	1,426,537
6.38%, 01/23/45	475	381,781

		4,669,093

Total Foreign Agency Obligations — 1.3% (Cost: $4,914,875)		4,669,093

Foreign Government Obligations — 1.8%

Colombia — 0.4%
Republic of Colombia:
4.50%, 03/15/29	725	719,200
5.63%, 02/26/44	413	427,455
5.00%, 06/15/45	260	246,675

		1,393,330

Indonesia — 0.4%
Republic of Indonesia:
4.13%, 01/15/25 (c)	350	343,438
3.50%, 01/11/28	975	899,438

		1,242,876

Mexico — 0.6%
United Mexican States:
4.15%, 03/28/27	470	452,962
4.75%, 03/08/44	1,123	1,019,122
4.60%, 02/10/48	600	533,250

		2,005,334

Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	340,532

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26	440	431,029

Security	Par (000)	Value

Uruguay — 0.2%
Republic of Uruguay:
4.38%, 10/27/27	$315	$315,709
5.10%, 06/18/50	375	369,281

		684,990

Total Foreign Government Obligations — 1.8% (Cost: $6,258,364)		6,098,091

Taxable Municipal Bonds — 2.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	1,000	1,276,260
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45	1,075	1,490,627
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,596,971
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,322,633
State of California GO:
7.30%, 10/01/39	510	700,087
7.63%, 03/01/40	1,125	1,601,764

Total Taxable Municipal Bonds — 2.3% (Cost: $6,867,528)		7,988,342

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bonds, 3.00%, 08/15/48	2,000	1,990,547

Total Long-Term Investments — 97.8% (Cost: $344,588,240)		338,202,598

	Shares

Short-Term Securities — 1.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.20% (f)	5,446,062	5,446,062

Total Short-Term Securities — 1.6% (Cost: $5,446,062)		5,446,062

Options Purchased — 0.0%
(Cost: $173,230)		113,909

Total Investments — 99.4% (Cost: $350,207,532)		343,762,569

Other Assets Less Liabilities — 0.6%.		2,131,077

Net Assets — 100.0%		$345,893,646

7

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	30	03/20/19	$4,380	$197,210
U.S. Treasury Notes (10 Year)	39	03/20/19	4,759	13,812
U.S. Ultra Treasury Bonds	68	03/20/19	10,925	386,906
U.S. Treasury Notes (2 Year)	68	03/29/19	14,437	88,943

				686,871

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	9	03/20/19	1,171	(37,842)
U.S. Treasury Notes (5 Year)	44	03/29/19	5,046	(47,164)

				(85,006)

				$601,865

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
30-Year Interest Rate Swap, 09/10/50	3.50%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	JPMorgan Chase Bank N.A.	09/08/20	3.50%	$4,760	$113,909

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid	Unrealized Depreciation
Rate	Frequency	Rate	Frequency
3.29%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	02/15/44	$1,650	$(131,063)	$34	$(131,097)

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Received	Unrealized Appreciation
Host Hotels & Resorts LP	1.00%	Quarterly	Credit Suisse International	03/20/19	BBB	$825	$2,313	$214	$2,099
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	70,329	37,965	32,364

							$72,642	$38,179	$34,463

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

8

Schedule of Investments (unaudited) (continued) December 31, 2018	Series C Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$338,202,598	$—	$338,202,598
Short-Term Securities	5,446,062	—	—	5,446,062
Options Purchased:
Interest rate contracts	—	113,909	—	113,909

	$5,446,062	$338,316,507	$—	$343,762,569

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$34,463	$—	$34,463
Interest rate contracts	686,871	—	—	686,871
Liabilities:
Credit contracts	—	—	—	—
Interest rate contracts	(85,006)	(131,097)	—	(216,103)

	$601,865	$(96,634)	$—	$505,231

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 95.0%

Alabama — 1.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series 2015-1, RB, 5.50%, 06/01/30	$500	$533,790
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,170,980
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,115,300

		2,820,070

Alaska — 0.5%
Northern Tobacco Securitization Corp.,
Refunding RB, Asset-Backed, Series A:
4.63%, 06/01/23	85	85,010
5.00%, 06/01/46	730	693,449

		778,459

Arizona — 2.3%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47 (a)	195	186,155
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26 (a)	300	315,885
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37 (a)	605	616,870
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52 (a)	485	462,244
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46 (a)	570	574,606
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45 (a)	140	140,077
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35 (a)	45	45,697
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46 (a)	50	50,000
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35 (a)	300	304,986
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45 (a)	100	100,605
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48 (a)	285	277,978
Maricopa County IDA, Refunding RB, HonorHealth Project, Series A, 4.13%, 09/01/38	230	232,459
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	571,625

		3,879,187

Arkansas — 0.3%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	248,653
5.00%, 12/01/42	250	269,445

		518,098

California — 6.3%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	500,635
RB, Asset-Backed, 5.60%, 06/01/36	425	425,230
RB, Asset-Backed, 5.70%, 06/01/46	760	760,213
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	20	20,047

Security	Par (000)	Value

California (continued)
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26 .	$275	$275,649
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45 .	330	330,776
Refunding RB, Turbo, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	300	293,169
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	757,845
California Municipal Finance Authority:
RB, Sycamore Academy Project, 5.63%, 07/01/44 (a)	150	151,091
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	705,913
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51 (a)	300	313,866
Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	260,200
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56 (a)	100	104,614
Refunding RB, (AGM), 5.00%, 11/15/49	500	550,300
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44 (a)	250	259,763
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,461
Series B, 5.63%, 05/01/29	80	80,544
Series B, 6.00%, 05/01/43	315	316,707
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	250	264,358
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	500	527,670
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	100	96,140
5.25%, 06/01/47	355	353,150
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	396,182
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	577,650
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31 (a)(b)	580	313,565
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 06/01/37	1,260	1,259,975
5.13%, 06/01/46	585	584,988

		10,565,701

Colorado — 4.2%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	969,890
Arista Metropolitan District, GO, Refunding, Improvement, County Unlimited and Special Project, Series A, 5.00%, 12/01/38	500	504,530
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47 (a)	155	154,055

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45	$500	$513,865
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/38	215	226,900
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	871,186
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	610	649,943
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/39	400	403,780
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	200	205,956
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	519,875
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	950	1,001,329
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	480,155
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37	550	555,852

		7,057,316

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series B-1, 4.00%, 05/15/45	335	337,121
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45 (a)	215	218,169
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45 (a)	98	104,745
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30 (a)	330	358,825

		1,018,860

Delaware — 0.3%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	516,898

Florida — 5.8%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21	325	329,570
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	538,105
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	485	475,669
Capital Trust Agency, Inc., RB:
Gardens Apartments Project, Series A, 5.00%, 07/01/50	500	501,650
University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/58 (a)	605	591,133
Celebration Pointe Community Development District, Special Assessment RB:
5.13%, 05/01/45	250	249,085
Alachua County Project, 4.00%, 05/01/22 (a)	100	101,063
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,000	1,059,950
Florida Development Finance Corp., RB:
AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29 (a)(c)	470	481,571
Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	46,995

Security	Par (000)	Value

Florida (continued)
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48 (a)	$355	$366,278
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	262,573
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	378,791
Lakewood Ranch Stewardship District, Special Assessment RB:
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29 (a)	135	135,456
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39 (a)	135	135,622
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48 (a)	210	210,960
Lakewood Centre North Project, 4.88%, 05/01/35	250	249,565
Northeast Sector Project - Phase 1B, 4.75%, 05/01/29 (a)	180	180,614
Northeast Sector Project - Phase 1B, 5.30%, 05/01/39 (a)	205	205,793
Northeast Sector Project - Phase 1B, 5.45%, 05/01/48 (a)	365	366,402
Village of Lakewood Ranch Project, Series 2016,5.13%, 05/01/46	100	98,905
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems Obligation Project:
5.13%, 07/01/38	500	539,425
5.13%, 07/01/46	390	417,854
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	268,362
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	741,433
Trout Creek Community Development District, Special Assessment RB:
4.50%, 05/01/23	250	249,305
5.00%, 05/01/28	240	238,394
5.63%, 05/01/45	250	251,365

		9,671,888

Georgia — 0.2%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	283,933

Idaho — 0.0%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s, Health System Project, Series A, 4.00%, 03/01/43	35	35,026

Illinois — 8.6%
City of Chicago Board of Education, GO:
Refunding, Series B, 4.00%, 12/01/35	230	205,043
Refunding, Series C, 5.00%, 12/01/25	225	236,657
Refunding, Series C, 5.00%, 12/01/34	625	638,494
Refunding, Series D, 5.00%, 12/01/25	290	305,025
Refunding, Series F, 5.00%, 12/01/22	215	223,811
Series A, 5.00%, 12/01/41	200	200,044
Series A, 5.00%, 12/01/42	570	569,977
Series D, 5.00%, 12/01/46	675	669,944
Series H, 5.00%, 12/01/46	625	620,319
City of Chicago, GO, Refunding, Series A, 6.00%, 01/01/38	275	305,951

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago, O’Hare International Airport Revenue:
Refunding RB, Senior Lien, Series D, 5.00%, 01/01/39	$260	$280,758
Refunding RB, Series D, 5.00%, 01/01/46	1,000	1,084,420
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	533,830
Cook County Community College District No. 508, GO, 5.25%, 12/01/30	920	960,360
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	900	950,895
Lutheran Home & Services Project, 5.50%, 05/15/30	500	514,330
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	720,772
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	154,700
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	413,521
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	81,034
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	601,062
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	406,839
State of Illinois, GO:
5.00%, 01/01/28	1,005	1,064,536
5.00%, 04/01/31	1,000	1,032,960
5.50%, 07/01/33	365	385,779
5.00%, 03/01/37	300	303,828
5.00%, 05/01/39	275	280,129
Refunding, Series B, 5.00%, 10/01/27	400	429,552
Series A, 5.00%, 01/01/33	310	315,862

		14,490,432

Indiana — 1.8%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29 (a)	455	462,831
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34 (a)	100	104,909
6.75%, 01/15/43 (a)	395	413,656
6.88%, 01/15/52 (a)	380	398,719
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	1,000	1,060,240
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	272,984
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51 (a)	265	269,903

		2,983,242

Iowa — 1.8%
Iowa Finance Authority:
RB, Lifespace Communities Project, Series A, 5.00%, 05/15/48	940	967,796
Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	310	328,386
Refunding RB, Iowa Fertilizer Co. Project, Series A, 5.25%, 12/01/50 (c)	400	418,500
Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50 (c)	750	797,220

Security	Par (000)	Value

Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	$485	$484,966

		2,996,868

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	532,845

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44 (a)	475	480,491

Maryland — 1.4%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	248,985
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	101,725
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43 (a)	150	158,979
Maryland Community Development Administration, Refunding RB, Series A, 4.10%, 09/01/38	580	589,715
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	648,284
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	105,436
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	536,920

		2,390,044

Massachusetts — 4.3%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	537,970
RB, Emerson College Project, 5.00%, 01/01/43	500	539,810
RB, Emerson College Project, 5.00%, 01/01/48	1,000	1,074,920
RB, Emerson College Project, Series A, 5.00%, 01/01/47	500	534,275
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	191,369
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,045,610
RB, University of Massachusetts Darthmouth Student Housing Project, 5.00%, 10/01/54	710	742,845
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	812,992
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A:
4.45%, 12/01/42	640	651,686
4.50%, 12/01/47	1,015	1,033,503

		7,164,980

Michigan — 1.5%
City of Detroit, GO:
5.00%, 04/01/34	90	94,338
5.00%, 04/01/35	90	94,059
5.00%, 04/01/36	65	67,631

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 04/01/37	$100	$103,664
5.00%, 04/01/38	45	46,546
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	250	264,765
Michigan Tobacco Settlement Finance Authority, RB, Turbo, Series A, 6.88%, 06/01/42	500	500,965
Wayne County Airport Authority:
RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	274,620
RB, Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	552,645
RB, Series D, 5.00%, 12/01/40	500	559,340

		2,558,573

Minnesota — 2.1%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 07/01/30	350	356,937
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	628,238
City of Minneapolis, Refunding RB, Fairview Health Services Project, Series A, 4.00%, 11/15/48	325	322,744
Duluth EDA, Refunding RB, Essentia Health Obligated Group Project, Series A:
4.25%, 02/15/48	1,265	1,260,750
5.25%, 02/15/58	425	464,551
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38 (a)	240	247,217
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	324,158

		3,604,595

Missouri — 1.3%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:
4.38%, 11/15/35	215	216,628
4.75%, 11/15/47	240	242,340
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project, 5.75%, 11/15/36 (a)	220	187,213
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds, Convention Center Hotel Project, Series B:
4.38%, 02/01/31 (a)	170	170,058
5.00%, 02/01/40 (a)	260	264,651
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	392,104
Saint Louis County IDA, Refunding RB, Friendship Village St. Louis Project, 5.00%, 09/01/37	695	698,836

		2,171,830

Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	532,665

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB:

Security	Par (000)	Value

New Hampshire (continued)
AMT, Resource Recovery Covanta Project, Series C, 4.88%, 11/01/42 (a)	$130	$126,859
Resource Recovery Covanta Project, Series B, 4.63%, 11/01/42 (a)	320	305,523

		432,382

New Jersey — 6.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	264,225
5.25%, 11/01/44	560	590,380
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45 (a)	250	250,818
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 09/15/19	205	208,077
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	100	111,511
RB, AMT, Private Activity - The Goethals Project, 5.38%, 01/01/43	500	535,515
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	200	215,270
RB, Series WW, 5.25%, 06/15/40	1,000	1,064,580
Refunding RB, 5.00%, 06/15/23	200	214,916
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	220,464
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49 (a)	250	250,455
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group Project, Series A, 4.00%, 07/01/47	540	547,776
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 07/01/44	395	402,758
Barnabas Health Obligated Project, 5.00%, 07/01/44	220	238,423
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/38	325	336,960
Transportation Program, Series AA, 5.25%, 06/15/41	205	218,598
Transportation Program, Series AA, 5.00%, 06/15/44	30	31,336
Transportation Program, Series AA, 5.00%, 06/15/44	30	31,249
Transportation Program, Series AA, 5.00%, 06/15/46	450	472,221
Transportation Program, Series B, 5.00%, 06/15/42	280	289,775
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/43	370	399,223
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	375	412,496
Series A, 5.00%, 06/01/46	1,100	1,143,087
Series A, 5.25%, 06/01/46	1,285	1,369,900
Sub-Series B, 5.00%, 06/01/46	780	786,022

		10,606,035

New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	346,976

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 9.4%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35 (a)	$285	$300,678
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	987,810
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	195	208,705
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 08/01/46	530	509,441
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	477,442
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	526,460
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,014,602
New York City Housing Development Corp., Refunding RB, Sustainable Neighborhood Project, Series A-1, 4.15%, 11/01/38 (d)	1,550	1,598,747
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 5.00%, 06/01/42	915	865,489
Series A, 5.00%, 06/01/45	225	210,901
Turbo, Series A, 6.25%, 06/01/41 (a)	550	563,293
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	877,627
5.00%, 06/01/51	420	432,558
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,025,990
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	157,323
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	116,328
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35 (a)	215	235,201
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/34	500	536,420
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/41	1,470	1,549,277
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	385	403,434
TSASC, Inc., Refunding RB, Turbo, Sub-Series B, 5.00%, 06/01/48	270	259,540
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	335	356,560
Westchester County Local Development Corp., Refunding RB, Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,129,648
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C:
4.00%, 06/01/42	970	898,889
5.13%, 06/01/51	500	506,625

		15,748,988

North Carolina — 0.4%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 06/30/54	115	119,649

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	$250	$255,500
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40 (a)	250	239,177

		614,326

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, RB, Turbo, Asset-Backed, Senior, Series A-2, 5.88%, 06/01/47	1,750	1,660,295
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43 (a)	435	445,266
County of Franklin, RB, OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	624,967
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	193,251
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	259,859
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	387,094
		3,570,732

Oklahoma — 3.9%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,381,175
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	975	1,044,917
5.25%, 08/15/43	875	949,200
Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project, 5.00%, 08/01/47	1,500	1,396,200
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35 (c)	615	662,423
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,036,362

		6,470,277

Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38 (b)	275	124,713
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	157,198
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 07/01/45	250	256,957
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	314,691

		853,559

Pennsylvania — 5.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42 (a)	295	306,794
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	252,890

5

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Project, Series A, 4.00%, 09/01/49	$1,285	$1,290,063
Montgomery County IDA:
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	536,805
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	167,851
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	261,602
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	110	122,782
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	1,625	1,728,220
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	517,060
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 07/15/38	250	259,655
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project, Series 123B, 4.00%, 10/01/42	1,170	1,177,699
Pennsylvania Turnpike Commission:
RB, Series B, 5.25%, 12/01/44	1,000	1,091,010
RB, Sub-Series A, 5.50%, 12/01/42	660	755,905
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	549,065
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	130	138,001

		9,155,402

Puerto Rico — 2.6%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	630	636,174
5.63%, 05/15/43	570	575,586
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 07/01/35 (e)(f)	380	204,250
GO, Refunding, Series A, 5.50%, 07/01/39 (e)(f)	145	77,575
GO, Series A, 6.00%, 07/01/38 (e)(f)	160	87,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.75%, 07/01/37	1,070	1,003,125
6.00%, 07/01/38	750	716,250
6.00%, 07/01/44	485	463,175
Puerto Rico Electric Power Authority:
RB, Series A, 5.00%, 07/01/29 (e)(f)	210	130,200
RB, Series A, 7.00%, 07/01/33 (e)(f)	65	41,437
RB, Series A, 5.00%, 07/01/42 (e)(f)	200	124,000
RB, Series A, 7.00%, 07/01/43 (e)(f)	65	41,437
RB, Series TT, 5.00%, 07/01/25 (e)(f)	45	27,900
RB, Series XX, 5.25%, 07/01/40 (e)(f)	140	86,800
Puerto Rico Sales Tax Financing Corp., RB, Senior, Series C:
5.00%, 08/01/40 (e)(f)	135	104,625
5.75%, 08/01/57 (e)(f)	80	62,000

		4,381,734

Security	Par (000)	Value

Rhode Island — 1.6%
Rhode Island Student Loan Authority, Refunding RB, AMT, Senior, Series A, 3.50%, 12/01/34	$415	$417,274
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	420,560
Series A, 5.00%, 06/01/40	100	103,826
Series B, 4.50%, 06/01/45	750	695,325
Series B, 5.00%, 06/01/50	1,040	1,041,654

		2,678,639

South Carolina — 3.4%
South Carolina Jobs EDA, Refunding RB:
Lutheran Homes of South Carolina Project, 5.00%, 05/01/37	130	130,255
Prisma Health Obligated Group Project, Series A, 5.00%, 05/01/43	730	795,824
Woodlands at Furman Project, 4.00%, 11/15/27	185	182,277
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	500	541,380
South Carolina State Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,240	1,325,300
RB, Series E, 5.25%, 12/01/55	1,930	2,058,750
Refunding RB, Obligations, Series C, 5.00%, 12/01/46	140	146,549
Refunding RB, Santee Cooper Project, Series B, 5.13%, 12/01/43	390	409,020
Refunding RB, Series A, 5.00%, 12/01/50 .	190	199,002

		5,788,357

Tennessee — 1.1%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	265,603
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	732,532
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	378,436
5.63%, 01/01/46	470	489,796

		1,866,367

Texas — 4.4%
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	410	443,919
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	189,471
Series A, 5.00%, 01/01/45	500	537,820
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	213,906
5.00%, 08/15/42	250	265,165
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	107,542
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	144,505
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	500	534,970
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	541,610

6

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	$500	$547,180
County of Hays, Special Assessment RB, La Cima Import District Project, 7.00%, 09/15/45	250	240,920
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	472,617
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 02/15/42	185	185,361
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, Natgasoline Project, 4.63%, 10/01/31 (a)	285	289,902
New Hope Cultural Education Facilities Corp, Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 08/15/26 (a)	775	756,563
Newark Higher Education Finance Corp., RB:
Austin Achieve Public Schools, Inc. Project, 5.00%, 06/15/38	125	125,782
Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35 (a)	300	312,804
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	950	974,291
Series B, 5.00%, 01/01/40	250	267,910
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	259,970

		7,412,208

Utah — 0.6%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49 (a)	545	517,232
Spectrum Academy Project, 6.00%, 04/15/45 (a)	500	508,650

		1,025,882

Virginia — 2.4%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	122,365
5.13%, 03/01/31	230	235,138
Cherry Hill Community Development Authority, Special Assessment RB, Potomac Shores Project, 5.40%, 03/01/45 (a)	250	254,038
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	875,067
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	416,576
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	347,490
Lower Magnolia Green Community Development Authority, Special Assessment RB:
5.00%, 03/01/35 (a)	240	240,110
5.00%, 03/01/45 (a)	100	98,415
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,158,831
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45 (a)	250	255,700

		4,003,730

Washington — 2.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	252,868

Security	Par (000)	Value

Washington (continued)
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	$200	$205,256
Series A, 5.00%, 12/01/30	200	201,618
Port of Seattle RB, AMT, Series C, 5.00%, 04/01/40	250	270,837
Washington State Housing Finance Commission, Refunding RB:
Horizon House Project, 5.00%, 01/01/43 (a)	1,100	1,142,790
Horizon House Project, 5.00%, 01/01/48 (a)	1,000	1,035,150
Skyline 1st Hill Project, 6.00%, 01/01/45 (a).	210	208,904

		3,317,423

West Virginia — 0.5%
City of Martinsburg, RB, Kings Daughters Apartments Project, Series A-1, 4.63%, 12/01/43	430	417,895
West Virginia Hospital Finance Authority, RB, West Virginia University Health System Obligation Group Project, Series A, 4.00%, 06/01/51	425	410,010

		827,905

Wisconsin — 2.0%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31 (a)	195	203,477
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47 (a)	195	204,311
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46 (a)	275	288,876
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46 (a)	155	164,255
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	342,353
RB, Fund for Affordable Housing, North
Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	212,056
RB, Limited American Prep Academy Project, 5.38%, 07/15/47 (a)	335	338,072
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	153,031
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 07/01/42	750	787,207
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30 (a)	100	99,438
Refunding RB, Wingate University Project, Series A, 5.25%, 10/01/48	435	458,721
Wisconsin Housing & EDA, RB, WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	171,843

		3,423,640

Total Municipal Bonds — 95.0% (Cost: $157,297,332)		159,576,563

Municipal Bonds Transferred to Tender Option Bond

Trusts — 7.4%(g)

Illinois — 1.1%
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	660	731,799

7

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Series C, 5.00%, 01/01/38	$1,000	$1,104,647

		1,836,446

New York — 3.5%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,016,348
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,753,493
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,126,667

		5,896,508

North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,109,985
North Carolina State Housing Finance Agency Home Ownership, RB, Series 39-B, 4.00%, 01/01/48	795	798,342

		1,908,327

Washington — 0.9%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,486,521

Security	Par (000)	Value

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48 (h)	$1,215	$1,230,201

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.4% (Cost: $12,095,428)		12,358,003

Total Long-Term Investments — 102.4% (Cost: $169,392,760)		171,934,566

	Shares

Short-Term Securities — 3.7%

Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.57% (i)	3,199,942	3,199,942

Total Short-Term Securities — 1.9% (Cost: $3,199,942)		3,199,942

Total Investments — 104.3% (Cost: $172,592,702)		175,134,508

Liabilities in Excess of Other Assets — (0.3)%		(542,884)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.0)%		(6,678,984)

Net Assets — 100.0%		$167,912,640

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires June 1, 2026, is $635,092.

(i)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) December 31, 2018	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	54	03/20/19	$7,884	$(361,415)
U.S. Treasury Notes (10 Year)	26	03/20/19	3,172	(61,673)
U.S. Treasury Notes (5 Year)	3	03/29/19	344	(4,787)

				$(427,875)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$171,934,566	$—	$171,934,566
Short-Term Securities	3,199,942	—	—	3,199,942

	$3,199,942	$171,934,566	$—	$175,134,508

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(427,875)	$—	$—	$(427,875)

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $6,635,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) December 31, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.4%
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (a)	$1,376	$1,358,679
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (a)	867	850,740
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 4.41%, 08/16/32 (a)(b)	1,000	1,029,775

Total Asset-Backed Securities — 0.4% (Cost: $3,237,767)		3,239,194

Non-Agency Mortgage-Backed Securities — 10.7%

Commercial Mortgage-Backed Securities — 10.0%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35 (a)	945	963,653
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33 (a)	3,920	3,902,812
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29 (a)	1,750	1,750,398
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	1,408	1,394,252
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,580	1,599,675
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31 (a)(c)	2,005	1,964,305
Commercial Mortgage Trust:
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.630%), 3.05%, 03/10/46 (a)(b)	695	691,558
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,085,379
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,245,593
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,792,682
Series 2017-PANW, Class A, 3.24%, 10/10/29 (a)	3,960	3,890,002
Credit Suisse Mortgage Trust, Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 4.06%, 11/15/33 (a)(b)	395	396,189
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (c)	1,190	1,214,867
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32 (a)	910	1,012,523
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class D, (1 mo. LIBOR US + 1.650%), 4.11%, 02/15/37 (a)(b)	250	249,861
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34 (a)(c)	2,425	2,396,539
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,970	6,027,331
Series 2016-C1 ,Class ASB, 3.32%, 03/15/49	3,500	3,490,532
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.57%, 03/15/50 (a)(c)	140	128,054

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(c)	$1,790	$1,700,394
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 4.20%, 11/24/31 (a)(b)	582	582,486
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49 (a)	2,740	2,673,491
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,204,888
Series 2015-C23, Class A4, 3.72%, 07/15/50	3,005	3,037,734
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,735,660
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.41%, 06/15/37 (a)(b)	636	635,847
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	1,660	1,664,250
Series 2018-3, Class MA, 3.50%, 08/25/57	2,272	2,278,154
Series 2018-4, Class MA, 3.50%, 03/25/58	3,833	3,835,500
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	3,901,107
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	3,952,695
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,607,522
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.000%), 3.46%, 08/15/45 (a)(b)	2,956	2,989,564
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,812,522
Series 2014-LC14, Class A4, 3.77%, 03/15/47	5,590	5,694,982

		80,503,001

Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58 (c)	5,414	509,506
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 0.93%, 09/15/50 (c)	6,694	419,980
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.89%, 10/10/47 (c)(d)	69,340	1,784,114
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 02/10/34 (a)(c)	18,460	377,106
Series 2015-WEST, Class XA, 0.94%, 02/10/37 (a)(c)	9,127	462,586
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 09/15/37 (a)(c)	26,000	759,200
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.48%, 05/10/49 (c)	8,249	658,501
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48 (a)(c)	131,373	317,845
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.07%, 04/10/47 (c)	670	27,040

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.76%, 05/15/51 (c)	$8,773	$477,800

		5,793,678

Total Non-Agency Mortgage-Backed Securities — 10.7% (Cost: $88,272,760)		86,296,679

U.S. Government Sponsored Agency Securities — 171.6%

Collateralized Mortgage Obligations — 2.8%
Fannie Mae:
Series 2010-134, Class KZ, 4.50%, 12/25/40	1,317	1,410,193
Series 2011-8, Class ZA, 4.01%, 02/25/41	2,570	2,650,993
Series 2011-131, Class LZ, 4.50%, 12/25/41	700	745,564
Series 2017-69, Class HA, 3.00%, 06/25/46	5,652	5,621,710
Series 2017-76, Class PB, 3.00%, 10/25/57	900	816,869
Series 2017-87, Class UA, 3.50%, 12/25/44	2,818	2,864,989
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.233%), 4.31%, 05/25/48 (b)	3,882	3,981,161
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	319	335,480
Series 3780, Class ZA, 4.00%, 12/15/40	601	637,731
Series 3960, Class PL, 4.00%, 11/15/41	900	945,720
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,415,935
Ginnie Mae, Series 2014-107, Class WX, 6.81%, 07/20/39 (c)	966	1,071,811

		22,498,156

Commercial Mortgage-Backed Securities — 1.5%
Fannie Mae, Series 2018-M7, Class A2, 3.05%, 03/25/28 (c)	875	851,283
Freddie Mac:
Series K076, Class A2, 3.90%, 06/25/51	2,110	2,201,289
Series K079, Class A2, 3.93%, 06/25/28	3,835	4,007,284
Series-K082, Class A2, 3.92%, 09/25/28 (c)	625	652,445
Series-K086, Class A2, 3.86%, 11/25/28 (c)	3,920	4,073,305

		11,785,606

Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae:
Series 2011-100, Class S, (1 mo. LIBOR US + 6.450%), 3.94%, 10/25/41 (b)	1,272	192,577
Series 2013-10, Class PI, 3.00%, 02/25/43	2,554	261,380
Series 2014-68, Class YI, 4.50%, 11/25/44	1,297	274,460
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%), 3.74%, 09/25/45 (b)	12,550	1,717,554
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.100%), 3.59%, 09/25/46 (b)	3,053	422,734
Series 2016-64, Class BI, 5.00%, 09/25/46	2,796	555,499
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.100%), 3.59%, 05/25/39 (b)	3,847	520,576
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.100%), 3.59%, 11/25/46 (b)	5,723	748,169
Series 2017-14, Class DS, (1 mo. LIBOR US + 6.050%), 3.54%, 03/25/47 (b)	2,438	421,957
Series 2017-38, Class S, (1 mo. LIBOR US + 6.100%), 3.59%, 05/25/47 (b)	4,966	891,238
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.150%), 3.64%, 09/25/47 (b)	3,129	565,896
Series 2018-21, Class IO, 3.00%, 04/25/48 (d)	8,249	1,601,072
Series 2018-63, Class IO, 3.01%, 09/25/48	3,220	642,057

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac:
Series-4062, Class GI, 4.00%, 02/15/41	$860	$88,936
Series 4611, Class BS, (1 mo. LIBOR US + 6.100%), 3.65%, 06/15/41 (b)(d)	5,210	673,247
Series-4791, Class LI, 3.01%, 05/15/48	2,787	515,737
Ginnie Mae:
Series 2014-113, Class NI, 5.00%, 07/20/44	928	199,351
Series 2017-139, Class IB, 4.51%, 09/20/47	2,920	528,894
Series 2017-144, Class DI, 4.50%, 09/20/47	2,077	373,808
Series 2018-89, Class CI, 5.00%, 12/20/47	1,821	384,687

		11,579,829

Interest Only Commercial Mortgage-Backed Securities — 3.3%
Ginnie Mae:
Series 2013-63, Class IO, 0.79%, 09/16/51 (c)	22,874	1,203,263
Series 2015-171, Class IO, 0.89%, 11/16/55 (c)	40,694	2,506,613
Series 2016-28, Class IO, 0.91%, 12/16/57 (c)	28,098	1,951,685
Series 2016-45, Class IO, 1.01%, 02/16/58 (c)	45,351	3,414,194
Series 2016-67, Class IO, 1.17%, 07/16/57 (c)	29,219	2,345,137
Series 2016-105, Class IO, 1.06%, 10/16/57 (c)	20,106	1,558,460
Series 2016-119, Class IO, 1.12%, 04/16/58 (c)	39,450	3,268,579
Series 2016-128, Class IO, 0.95%, 09/16/56 (c)	24,342	1,888,778
Series 2016-175, Class IO, 0.92%, 09/16/58 (c)	28,789	2,094,424
Series 2017-53, Class IO, 0.69%, 11/16/56 (c)	17,280	1,024,017
Series 2017-54, Class IO, 0.65%, 12/16/58 (c)	2,929	179,965
Series 2017-61, Class IO, 0.77%, 05/16/59 (c)	4,242	316,692
Series 2017-64, Class IO, 0.72%, 11/16/57 (c)	39,351	2,617,579
Series 2017-171, Class IO, 0.70%, 09/16/59 (c)	26,595	1,735,226

		26,104,612

Mortgage-Backed Securities — 162.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31-03/01/32	3,287	3,146,570
2.50%, 09/01/27-02/01/33	23,245	22,766,020
3.00%, 04/01/28-01/01/49 (e)	159,834	158,122,105
3.50%, 03/01/29-01/01/49 (e)	198,721	199,457,207
4.00%, 02/01/31-01/01/57 (e)	109,719	112,607,200
4.50%, 05/01/24-01/01/49 (e)	257,002	266,725,462
4.99%, 09/01/44	244	259,123
5.00%, 02/01/35-01/01/49	45,576	47,809,352
5.50%, 05/01/34-05/01/44	6,765	7,278,468
6.00%, 02/01/38-07/01/41	4,232	4,617,417
6.50%, 05/01/36-01/01/38	61	66,867
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/30-01/01/34 (e)	13,153	12,849,329
3.00%, 09/01/27-01/01/49 (e)	57,059	56,063,988
3.50%, 09/01/30-01/01/49 (e)	26,464	26,665,030
4.00%, 01/01/34-01/01/49 (e)	50,762	51,979,700
4.50%, 04/01/20-01/01/49 (e)	22,594	23,561,299
5.00%, 05/01/28-01/01/49	4,877	5,149,720
5.50%, 01/01/28-06/01/41	1,815	1,952,459
6.00%, 08/01/28-11/01/39	673	732,588
Ginnie Mae Mortgage-Backed Securities:
2.50%, 01/01/49	1,960	1,877,159

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/44-01/01/49 (e)	$59,420	$58,600,243
3.50%, 01/15/42-01/01/49 (e)	74,049	74,624,627
4.00%, 04/20/39-01/01/49 (e)	111,326	114,038,323
4.50%, 09/20/39-01/01/49 (e)	46,840	48,570,211
5.00%, 07/15/33-01/01/49	7,890	8,251,489
5.50%, 07/15/38-12/20/41	1,052	1,124,211

		1,308,896,167

Total U.S. Government Sponsored Agency Securities — 171.6% (Cost: $1,379,336,760)		1,380,864,370

U.S. Treasury Obligations — 0.9%
U.S. Treasury Inflation Indexed Notes, 0.63%, 04/15/23	7,838	7,708,214

Total U.S. Treasury Obligations — 0.9% (Cost: $7,742,847)		7,708,214

Total Long-Term Investments — 183.6% (Cost: $1,478,590,134)		1,478,108,457

	Shares
Short-Term Securities — 2.0%

Money Market Fund — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.20% (f)	7,058,496	7,058,496

	Par (000)

U.S. Treasury Obligations — 1.7%
United States Treasury Bill, 2.35%, 1/22/19	13,485	13,467,769

Total U.S. Treasury Obligations — 1.7% (Cost: $13,467,392)		13,467,769

Total Short-Term Securities — 2.6% (Cost: $20,525,888)		20,526,265

Total Investments Before TBA Commitments — 186.2% (Cost: $1,499,116,022)		1,498,634,722

Security	Par (000)	Value

TBA Sale Commitments — (63.3)%(e)

Mortgage-Backed Securities — (63.3)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 01/01/34	$(2,087)	$(1,997,365)
2.50%, 01/01/34	(3,639)	(3,553,782)
3.00%, 01/01/34 - 01/01/49	(2,707)	(2,654,997)
3.50%, 01/01/34 - 01/01/49	(186,044)	(186,014,339)
4.00%, 01/01/34 - 01/01/49	(37,731)	(38,464,305)
4.50%, 01/01/49	(174,375)	(180,563,269)
Freddie Mac Mortgage-Backed Securities:
2.50%, 01/01/34	(546)	(532,926)
3.00%, 01/01/34 - 01/01/49	(1,998)	(1,957,600)
3.50%, 01/01/34 - 01/01/49	(22,889)	(22,895,962)
4.00%, 01/01/49	(5,046)	(5,144,062)
4.50%, 01/01/49	(464)	(480,283)
6.00%, 01/01/49	(600)	(645,570)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/01/49 - 01/15/49	(26,559)	(26,151,886)
3.50%, 01/01/49 - 01/15/49	(5,791)	(5,825,708)
0.00%, 01/01/49	(623)	(644,647)
4.00%, 01/15/49	(31,318)	(32,066,696)

Total TBA Sale Commitments — (63.3)% (Proceeds: $504,168,683)		(509,593,397)

Total Investments Net of TBA Sale Commitments — 122.9% (Cost: $994,947,339)		989,041,325

Liabilities in Excess of Other Assets — (22.9)%		(184,150,408)

Net Assets — 100.0%		$804,890,917

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Series M Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Bonds (30 Year)	33	03/20/19	$4,818	$ 32,554
U.S. Ultra Treasury Bonds	26	03/20/19	4,177	192,776
U.S. Treasury Notes (2 Year)	403	03/29/19	85,562	461,041

				686,371

Short Contracts
Euro Dollar	15	03/18/19	3,648	(3,625)
U.S. Treasury Notes (10 Year)	107	03/20/19	13,056	(33,538)
U.S. Ultra Treasury Notes (10 Year)	37	03/20/19	4,813	(149,781)
U.S. Treasury Notes (5 Year)	392	03/29/19	44,958	(648,898)
Euro Dollar	15	06/17/19	3,649	(1,760)
Euro Dollar	15	09/16/19	3,650	(15,869)
Euro Dollar	184	12/16/19	44,781	(77,327)
Euro Dollar	15	03/16/20	3,654	(18,021)
Euro Dollar	15	06/15/20	3,656	(19,794)
Euro Dollar	15	09/14/20	3,658	(25,782)

				(994,395)

				$(308,024)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid	Unrealized Depreciation
Rate	Frequency	Rate	Frequency

3.07%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	10/11/20	$29,200	$(239,007)	$ 344	$(239,351)
3.05%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	10/15/20	$29,200	(227,413)	792	(228,205)
3.11%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	10/23/20	$29,200	(260,236)	344	(260,580)
3.06%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	10/25/20	$29,200	(229,245)	344	(229,589)
2.50%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	01/29/23	$36,309	(130,030)	479	(130,509)
2.71%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	02/06/23	$36,607	(448,762)	483	(449,245)

						$(1,534,693)	$2,786	$(1,537,479)

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid	Unrealized Appreciation

CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$4,174	$477,767	$216,207	$261,560
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$3,976	455,017	196,296	258,721

						$932,784	$412,503	$520,281

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Series M Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$8,000	$1,013,657	$990,245	$ 23,412
CMBX.NA.10.BBB-	3.00%	Monthly	Credit Suisse International	11/17/59	BBB-	$1,695	203,041	198,519	4,522
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	$4,398	156,868	330,086	(173,218)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	$ 575	66,320	66,065	255
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	$4,398	161,993	332,648	(170,655)

							$1,601,879	$1,917,563	$(315,684)

(a)	Using S&P’s rating of issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) December 31, 2018	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$3,239,194	$—	$3,239,194
Non-Agency Mortgage-Backed Securities	—	84,512,565	1,784,114	86,296,679
U.S. Government Sponsored Agency Securities	—	1,378,590,051	2,274,319	1,380,864,370
U.S. Treasury Obligations	—	7,708,214	—	7,708,214
Short-Term Securities	7,058,496	13,467,769	—	20,526,265
Liabilities:
TBA Sale Commitments	—	(509,593,397)	—	(509,593,397)

	$7,058,496	$977,924,396	$4,058,433	$989,041,325

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$548,470	$—	$548,470
Interest rate contracts	686,371	—	—	686,371
Liabilities:
Credit contracts	—	(343,873)	—	(343,873)
Interest rate contracts	(994,395)	(1,537,479)	—	(2,531,874)

	$(308,024)	$(1,332,882)	$—	$(1,640,906)

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) December 31, 2018	Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 30.0%
BlackRock Allocation Target Shares: Series S Portfolio (a)	2,054,377	$19,228,965

Value
Total Affiliated Investment Companies — 30.0% (Cost: $19,886,623)	$19,228,965

Other Assets Less Liabilities — 70.0%	44,940,617

Net Assets — 100.0%	$64,169,582

(a)

During the period ended December 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Apprecia- tion (Deprecia- tion)

BlackRock Allocation Target Shares: Series S Portfolio	2,660,907	2,469,348	3,075,878	2,054,377	$19,228,965	$633,400	$(259,782)	$194,872

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (10 Year)	38	03/20/19	$ 4,637	$ 42,454
U.S. Treasury Notes (2 Year)	105	03/29/19	22,293	113,119

				155,573

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	22	03/20/19	2,862	(41,482)

				$114,091

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	(Recieved)	(Depreciation)

2.91%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	12/17/20	$35,000	$(163,587)	$412	$(163,999)
3.11%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	05/21/25	$14,320	(431,150)	195	(431,345)
2.23%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	04/24/27	$26,460	893,625	383	893,242
2.27%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	05/18/27	$6,500	199,786	94	199,692
2.23%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	08/11/27	$3,850	115,639	61	115,578
2.90%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	11/15/27	$11,152	(194,522)	(691)	(193,831)
3.18%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	05/21/28	$7,500	(300,433)	111	(300,544)

						$119,358	$565	$ 118,793

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series P Portfolio

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$19,228,965	$—	$—	$19,228,965

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$155,573	$1,208,512	$—	$1,364,085
Liabilities:
Interest rate contracts	(41,482)	(1,089,719)	—	(1,131,201)

	$114,091	$118,793	$—	$232,884

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 24.0%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46%, 05/10/21	$726	$723,433
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 4.16%, 09/15/26 (a)(b)	350	353,882
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	237	234,505
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 06/15/22	1,300	1,286,862
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.92%, 01/20/29 (a)(b)	1,000	1,000,349
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 02/16/21	2,550	2,533,164
Series 2016-2, Class A3, 1.52%, 02/16/21	189	188,161
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 08/15/21	2,379	2,359,633
Series 2016-A2, Class A, 1.37%, 06/15/21	3,500	3,473,681
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/28 (b)	540	538,085
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	538	534,056
Series 2016-C, Class A3, 1.44%, 12/15/21	1,164	1,150,355
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)	958	957,095
Series 2016-3A, Class A, 2.15%, 04/15/24 (b)	1,722	1,714,568
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	1,000	986,217
Series 2016-A4, Class A4, 1.39%, 03/15/22	300	296,690
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 02/22/22 (b)	334	332,772
Series 2016-2, Class A3, 2.04%, 02/22/22 (b)	530	523,085
Series 2017-1, Class A2, 2.13%, 07/20/22 (b)	138	137,237
Series 2017-1, Class A3, 2.60%, 07/20/22 (b)	210	208,627
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 02/15/22	680	665,283
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 4.01%, 03/15/27 (a)(b)	610	605,644
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 01/18/23	640	628,876
Mercedes-Benz Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22	2,000	1,957,233
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57 (b)(c)	645	630,913
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 06/15/21	1,090	1,082,709
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (b)	190	188,093
SLM Private Education Loan Trust:
Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.96%, 01/15/43 (a)(b)	1,947	1,973,551

Security	Par (000)	Value
Series 2013-A, Class A2B, (1 mo. LIBOR US + 1.050%), 3.51%, 05/17/27 (a)(b)	$261	$261,673
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 3.06%, 06/25/43 (a)	314	312,752
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32 (b)	609	596,698
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 3.71%, 03/25/33 (a)(b)	715	720,873
Series 2015-B, Class A2, 2.51%, 09/27/32 (b)	762	754,971
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)	395	388,172
Series 2016-A, Class A2, 2.76%, 12/26/36 (b)	1,305	1,286,397
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)	150	147,003
Series 2016-D, Class A2A, 1.53%, 04/25/33 (b)	6	5,830
Series 2016-D, Class A2B, 2.34%, 04/25/33 (b)	130	127,693
Series 2016-E, Class A2B, 2.49%, 01/25/36 (b)	460	453,384
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	240	239,614
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	1,185	1,175,638
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56 (b)(c)	401	391,563
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25 (b)	30	29,761
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 01/17/23	2,065	2,064,779
Series 2012-D, Class B, 3.34%, 04/17/23	330	329,908

Total Asset-Backed Securities — 24.0% (Cost: $36,933,932)		36,551,468

Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	110	108,279

Total Capital Trusts — 0.1% (Cost: $110,055)		108,279

Corporate Bonds — 75.6%

Aerospace & Defense — 1.4%
Lockheed Martin Corp., 2.50%, 11/23/20	400	395,338
Northrop Grumman Corp., 2.08%, 10/15/20	275	269,692
United Technologies Corp. :
1.90%, 05/04/20	115	112,854
3.35%, 08/16/21	235	234,364
3.10%, 06/01/22	200	195,849
3.65%, 08/16/23	875	871,572

		2,079,669

Airlines — 0.6%
Delta Air Lines, Inc. :
2.88%, 03/13/20	133	132,116

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
3.63%, 03/15/22	$625	$611,619
Virgin Australia Trust, Series 2013-1A, 5.00%, 04/23/25 (b)	144	146,139

		889,874

Automobiles — 2.0%
BMW U.S. Capital LLC, 3.10%, 04/12/21 (b)	205	203,030
Daimler Finance North America LLC :
1.50%, 07/05/19 (b)(d)	1,600	1,584,241
2.70%, 08/03/20 (b)	150	148,097
Volkswagen Group of America Finance LLC :
2.13%, 05/23/19 (b)	350	348,293
2.40%, 05/22/20 (b)	315	310,103
4.00%, 11/12/21 (b)	450	449,721

		3,043,485

Banks — 15.1%
ANZ New Zealand International Ltd., 2.88%, 01/25/22 (b)	615	603,148
Australia & New Zealand Banking Group Ltd., 2.55%, 11/23/21	450	440,546
Bank of America Corp. :
3.30%, 01/11/23	545	536,748
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23 (d)(e)	1,190	1,157,386
Bank of Montreal, 2.10%, 12/12/19	325	321,916
Barclays PLC :
3.25%, 01/12/21	230	225,239
3.68%, 01/10/23	345	331,495
(3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23 (e)	700	694,093
BB&T Corp., 3.20%, 09/03/21	270	269,735
BNP Paribas SA, 3.80%, 01/10/24 (b)	485	472,206
Citigroup, Inc. :
2.90%, 12/08/21	755	742,790
2.75%, 04/25/22	30	29,141
(3 mo. LIBOR US + 0.722%), 3.14%, 01/24/23 (e)	35	34,379
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23 (e)	100	96,773
Citizens Bank N.A., 2.45%, 12/04/19	700	695,038
Citizens Financial Group, Inc., 2.38%, 07/28/21	335	326,680
Commonwealth Bank of Australia :
2.25%, 03/10/20 (b)	600	594,710
2.75%, 03/10/22 (b)	400	392,469
Cooperatieve Rabobank UA, 2.75%, 01/10/23	750	725,639
Discover Bank, 3.35%, 02/06/23	250	243,340
Fifth Third Bancorp, 2.60%, 06/15/22	400	389,099
HSBC Holdings PLC, (3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23 (e)	730	714,420
Huntington Bancshares, Inc., 2.30%, 01/14/22	500	482,755
ING Groep NV, 4.10%, 10/02/23	325	324,803
Intesa Sanpaolo SpA, 3.38%, 01/12/23 (b)	505	467,808
JPMorgan Chase & Co. :
2.75%, 06/23/20 (d)	1,770	1,759,855
(3 mo. LIBOR US + 0.610%), 3.41%, 06/18/22 (a)	810	801,098
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23 (e)	705	683,601
2.70%, 05/18/23	500	480,265
(3 mo. LIBOR US + 0.890%), 3.37%, 07/23/24 (a)	365	356,613
Lloyds Bank PLC, 2.70%, 08/17/20	550	543,043
Lloyds Banking Group PLC, 3.00%, 01/11/22	420	406,299
Mitsubishi UFJ Financial Group, Inc. :
2.95%, 03/01/21	291	288,076

Security	Par (000)	Value

Banks (continued)
3.54%, 07/26/21	$75	$75,282
Royal Bank of Canada, 2.75%, 02/01/22	410	403,441
Santander Holdings USA, Inc., 3.70%, 03/28/22	210	206,240
Santander UK PLC, 2.13%, 11/03/20	755	737,393
Sumitomo Mitsui Financial Group, Inc. :
2.44%, 10/19/21	375	365,645
2.85%, 01/11/22	605	593,883
SunTrust Bank, 2.45%, 08/01/22	750	723,045
SunTrust Bank (3 mo. LIBOR US + 0.500%), 3.53%, 10/26/21 (d)(e)	1,145	1,146,369
Svenska Handelsbanken AB, 3.35%, 05/24/21	600	599,673
Swedbank AB, 2.20%, 03/04/20 (b)	610	602,993
U.S. Bancorp, 2.63%, 01/24/22	500	492,403
Wells Fargo & Co., 3.07%, 01/24/23	415	404,178

		22,981,751

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,000	972,349
Keurig Dr Pepper, Inc., 4.06%, 05/25/23 (b)	200	199,308

		1,171,657

Biotechnology — 2.0%
AbbVie, Inc. :
2.50%, 05/14/20 (d)	1,695	1,678,913
3.75%, 11/14/23	200	198,989
Amgen, Inc., 2.20%, 05/22/19	810	806,873
Gilead Sciences, Inc., 1.95%, 03/01/22	320	308,258

		2,993,033

Capital Markets — 5.1%
Bank of New York Mellon Corp. :
2.15%, 02/24/20	175	173,467
(3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23 (e)	400	388,845
Credit Suisse AG, 2.30%, 05/28/19	770	767,721
Credit Suisse Group AG, 3.57%, 01/09/23 (b)	625	609,707
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	525	519,865
Deutsche Bank AG, 4.25%, 02/04/21	370	364,641
Goldman Sachs Group, Inc., 3.00%, 04/26/22 (d)	1,170	1,133,079
Moody’s Corp., 2.75%, 07/15/19	690	690,119
Morgan Stanley :
2.63%, 11/17/21	500	488,014
2.75%, 05/19/22	460	447,525
3.13%, 01/23/23	655	639,899
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22 (b)	655	642,639
UBS Group Funding Switzerland AG :
2.65%, 02/01/22 (b)	200	193,575
3.49%, 05/23/23 (b)	765	746,052

		7,805,148

Chemicals — 1.8%
Air Liquide Finance SA, 1.75%, 09/27/21 (b)	200	191,456
Dow Chemical Co., 4.25%, 11/15/20	110	111,956
DowDuPont, Inc., 3.77%, 11/15/20 (d)	1,145	1,155,977
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20	245	243,280
Sherwin-Williams Co., 2.25%, 05/15/20	1,000	984,690

		2,687,359

Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 01/20/22 (b)	195	188,686

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance — 7.5%
American Express Co. :
2.20%, 10/30/20	$295	$289,676
2.50%, 08/01/22 (d)	1,300	1,254,734
Capital One Financial Corp., 2.45%, 04/24/19 (d)	1,154	1,152,142
Capital One N.A., 2.25%, 09/13/21	500	482,319
ERAC USA Finance LLC, 2.60%, 12/01/21 (b)	350	340,543
Ford Motor Credit Co. LLC :
2.94%, 01/08/19	400	400,001
2.68%, 01/09/20	510	501,551
8.13%, 01/15/20	700	726,724
2.43%, 06/12/20	200	194,745
3.81%, 10/12/21	200	194,239
3.34%, 03/28/22	291	274,678
General Motors Financial Co., Inc. :
3.10%, 01/15/19	470	469,981
4.20%, 03/01/21	285	284,847
3.20%, 07/06/21 (d)	1,895	1,851,048
3.25%, 01/05/23	105	98,881
Nissan Motor Acceptance Corp. :
2.25%, 01/13/20 (b)	1,135	1,118,764
2.15%, 07/13/20 (b)	340	331,843
3.88%, 09/21/23 (b)	550	545,943
Synchrony Financial, 3.00%, 08/15/19	900	894,059

		11,406,718

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25 (b)	70	68,687

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust :
3.95%, 02/01/22	900	884,193
3.50%, 05/26/22	170	164,825
AXA Equitable Holdings, Inc., 3.90%, 04/20/23 (b)	40	39,504
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (b)	295	282,872
GE Capital International Funding Co., 2.34%, 11/15/20	570	550,082
Hyundai Capital America, 2.55%, 04/03/20 (b)	215	212,215

		2,133,691

Diversified Telecommunication Services — 1.5%
AT&T Inc. :
3.20%, 03/01/22	310	305,801
3.80%, 03/15/22	285	286,243
3.60%, 02/17/23	980	973,927
Cisco Systems, Inc., 2.20%, 09/20/23	595	569,785
Verizon Communications, Inc., 3.38%, 02/15/25	167	162,058

		2,297,814

Electric Utilities — 2.4%
American Electric Power Co., Inc. :
2.15%, 11/13/20	305	298,917
3.65%, 12/01/21	275	277,065
2.95%, 12/15/22	130	127,473
Duke Energy Corp., 3.95%, 10/15/23	250	252,256
Emera U.S. Finance LP, 2.15%, 06/15/19	235	233,079
Enel Finance International NV, 4.25%, 09/14/23 (b)	1,000	977,786
Exelon Corp., 2.45%, 04/15/21	255	249,399
FirstEnergy Corp., 2.85%, 07/15/22	159	154,966
Georgia Power Co., 2.00%, 09/08/20	525	513,075
ITC Holdings Corp., 2.70%, 11/15/22	85	82,159
NextEra Energy Capital Holdings, Inc., 3.34%, 09/01/20	505	506,002

		3,672,177

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	$290	$285,708

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	225	215,864

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. :
2.25%, 01/15/22	140	133,981
3.50%, 01/31/23	150	147,416
Crown Castle International Corp., 3.20%, 09/01/24	385	365,251
Realty Income Corp., 3.25%, 10/15/22	265	262,418

		909,066

Food & Staples Retailing — 2.2%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22 (b)	350	337,743
CVS Health Corp. :
2.25%, 08/12/19	131	130,358
2.80%, 07/20/20	155	153,601
2.13%, 06/01/21	325	313,581
3.70%, 03/09/23 (d)	1,185	1,172,315
Walgreen Co., 3.10%, 09/15/22	200	195,100
Walgreens Boots Alliance, Inc. :
2.70%, 11/18/19	500	497,146
3.30%, 11/18/21	500	497,701

		3,297,545

Food Products — 1.1%
Conagra Brands, Inc., (3 mo. LIBOR US + 0.750%), 3.22%, 10/22/20 (a)	485	483,638
General Mills, Inc., 3.70%, 10/17/23	75	74,562
Tyson Foods, Inc. :
2.25%, 08/23/21	165	159,787
3.90%, 09/28/23	115	114,840
Wm. Wrigley Jr. Co. :
2.90%, 10/21/19 (b)	195	194,709
3.38%, 10/21/20 (b)	595	596,668

		1,624,204

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:, 2.90%, 11/30/21	490	485,743
Becton Dickinson and Co., 2.40%, 06/05/20	280	275,630
Stryker Corp., 2.00%, 03/08/19	315	314,505

		1,075,878

Health Care Providers & Services — 0.4%
Anthem, Inc., 2.95%, 12/01/22	50	48,762
UnitedHealth Group, Inc., 2.13%, 03/15/21	590	577,677

		626,439

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp., 3.95%, 10/15/20	600	607,736
Marriott International, Inc., 3.13%, 10/15/21	1,005	997,012

		1,604,748

Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	127,358

Insurance — 2.1%
AIA Group Ltd., 2.25%, 03/11/19 (b)	500	499,154
American International Group, Inc., 3.38%, 08/15/20	115	115,259
Aon PLC, 2.80%, 03/15/21	560	553,903
AXIS Specialty Finance PLC, 2.65%, 04/01/19	736	734,500
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	235	246,344

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc., 2.35%, 09/10/19	$100	$99,473
MassMutual Global Funding II, 2.00%, 04/15/21 (b)	500	486,831
New York Life Global Funding, 2.00%, 04/13/21 (b)	230	224,112
Pricoa Global Funding I, 2.45%, 09/21/22 (b)	170	164,300
Willis North America, Inc., 3.60%, 05/15/24	135	131,809

		3,255,685

Internet Software & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22	300	291,043

IT Services — 0.7%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	985	989,478
Total System Services, Inc., 3.75%, 06/01/23	145	143,820

		1,133,298

Machinery — 0.6%
Caterpillar Financial Services Corp., 2.40%, 06/06/22	500	488,060
John Deere Capital Corp., 2.35%, 01/08/21	195	192,327
Xylem, Inc., 4.88%, 10/01/21	220	227,163

		907,550

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	135	136,297
Comcast Corp. :
3.30%, 10/01/20	820	823,136
3.45%, 10/01/21	535	540,424
COX Communications, Inc., 3.25%, 12/15/22 (b)	670	654,531
Discovery Communications LLC, 2.95%, 03/20/23	600	574,045
Interpublic Group of Cos., Inc. :
3.50%, 10/01/20	135	135,167
3.75%, 10/01/21	45	45,281
NBCUniversal Enterprise, Inc., (3 mo. LIBOR US + 0.400%), 3.20%, 04/01/21 (a)(b)	300	297,064
Omnicom Group, Inc. / Omnicom Capital, Inc., 4.45%, 08/15/20	465	472,940
Sky Ltd., 2.63%, 09/16/19 (b)(d)	1,255	1,245,526
Warner Media LLC, 4.70%, 01/15/21	100	102,543

		5,026,954

Metals & Mining — 0.3%
Anglo American Capital PLC, 4.13%, 04/15/21 (b)	200	199,314
Newmont Mining Corp., 3.50%, 03/15/22	190	188,017
Vale Overseas Ltd., 4.38%, 01/11/22	27	27,337

		414,668

Multi-Utilities — 1.0%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b)	245	246,511
CenterPoint Energy, Inc. :
3.60%, 11/01/21	130	130,272
2.50%, 09/01/22	270	258,230
DTE Energy Co., 3.70%, 08/01/23	145	143,985
Pacific Gas & Electric Co., 4.25%, 08/01/23 (b)	410	379,895
Sempra Energy, (3 mo. LIBOR US + 0.500%), 2.94%, 01/15/21 (a)	220	216,305
WEC Energy Group, Inc., 3.38%, 06/15/21	200	199,874

		1,575,072

Oil, Gas & Consumable Fuels — 7.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. :
6.25%, 10/15/22	53	54,060
3.50%, 12/01/22	145	141,043
Apache Corp., 3.25%, 04/15/22	193	189,029

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc., 3.79%, 02/06/24	$130	$131,403
Canadian Natural Resources Ltd., 2.95%, 01/15/23	535	511,377
Continental Resources, Inc., 4.50%, 04/15/23	856	842,456
Devon Energy Corp., 3.25%, 05/15/22	670	652,882
Enbridge Energy Partners LP, 4.38%, 10/15/20	350	354,088
Enbridge, Inc., 2.90%, 07/15/22	225	217,747
Encana Corp., 3.90%, 11/15/21	725	725,613
Energy Transfer Operating LP :
4.15%, 10/01/20	750	754,526
3.60%, 02/01/23	150	144,514
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20	455	466,963
Enterprise Products Operating LLC, 2.55%, 10/15/19	285	283,489
EOG Resources, Inc., 2.45%, 04/01/20	345	341,657
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	680	677,908
Kinder Morgan, Inc., 3.15%, 01/15/23	465	451,858
Pioneer Natural Resources Co. :
7.50%, 01/15/20	45	46,761
3.45%, 01/15/21	385	383,844
Schlumberger Investment SA, 3.30%, 09/14/21 (b)	500	501,210
Texas Eastern Transmission LP, 2.80%, 10/15/22 (b)	190	182,713
TransCanada PipeLines Ltd., 2.50%, 08/01/22 (d)	1,555	1,492,334
Williams Cos., Inc. :
3.60%, 03/15/22	325	318,893
3.70%, 01/15/23 (d)	1,190	1,160,857

		11,027,225

Pharmaceuticals — 3.0%
Allergan Finance LLC, 3.25%, 10/01/22 (d)	2,165	2,116,765
Allergan Funding SCS, 3.45%, 03/15/22	203	199,761
Mylan NV, 2.50%, 06/07/19	69	68,675
Shire Acquisitions Investments Ireland DAC :
2.40%, 09/23/21 (d)	1,783	1,724,132
2.88%, 09/23/23	545	515,198

		4,624,531

Road & Rail — 3.6%
CSX Corp., 3.70%, 10/30/20	180	181,885
Penske Truck Leasing Co. LP/PTL Finance Corp. :
2.50%, 06/15/19 (b)	320	318,485
3.05%, 01/09/20 (b)(d)	1,545	1,538,409
3.20%, 07/15/20 (b)(d)	1,360	1,353,218
3.38%, 02/01/22 (b)	440	435,088
2.70%, 03/14/23 (b)	505	481,805
Ryder System, Inc. :
2.88%, 09/01/20	948	940,446
3.45%, 11/15/21	225	224,740

		5,474,076

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc., 2.85%, 03/12/20	70	69,754
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22	214	205,805
Lam Research Corp., 2.80%, 06/15/21 (d)	1,215	1,201,468
QUALCOMM, Inc. :
3.00%, 05/20/22	630	619,796
2.60%, 01/30/23	505	485,973

		2,582,796

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	265	258,696

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	$600	$601,554
NetApp, Inc., 2.00%, 09/27/19	320	316,488

		918,042

Tobacco — 1.7%
BAT Capital Corp., 2.76%, 08/15/22 (d)	1,370	1,293,992
Reynolds American, Inc., 3.25%, 06/12/20 (d)	1,368	1,359,599

		2,653,591

Trading Companies & Distributors — 0.9%
Air Lease Corp. :
3.38%, 01/15/19	125	124,989
3.38%, 06/01/21	155	153,521
2.63%, 07/01/22	650	616,137
International Lease Finance Corp., 4.63%, 04/15/21	468	472,462

		1,367,109

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC :
3.36%, 03/20/23 (b)	138	135,781
4.74%, 09/20/29 (b)	400	392,500

		528,281

Total Corporate Bonds — 75.6% (Cost: $116,808,001)		115,225,176

Foreign Agency Obligations — 1.4%

Chile — (0.1)%
Empresa Nacional del Petroleo, 5.25%, 8/10/20 (b)	200	202,160

Mexico — (0.3)%
Petroleos Mexicanos, 6.00%, 3/05/20	425	433,287

Netherlands — (1.0)%
Bank Nederlandse Gemeenten NV, 1.75%, 10/30/19 (b)(d)	1,500	1,489,320

Total Foreign Agency Obligations — 1.4% (Cost: $2,138,520)		2,124,767

Non-Agency Mortgage-Backed Securities — 10.9%

Collateralized Mortgage Obligations — 0.9%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.740%), 3.25%, 11/25/34 (a)	1	647
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 4.00%, 05/20/34 (c)	55	54,432
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 05/25/45 (b)(c)	722	714,580
Series 2016-2, Class A1, 2.76%, 06/25/46 (b)(c)	624	618,282

		1,387,941

Commercial Mortgage-Backed Securities — 9.6%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28 (b)	830	828,542
Commercial Mortgage Trust:

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-CR12, Class A2, 2.90%, 10/10/46	$391	$390,080
Series 2013-SFS, Class A1, 1.87%, 04/12/35 (b)	227	220,898
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	485	484,165
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,118,650
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,740	3,722,327
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,478	1,500,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/15/45	3,000	3,006,799
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40 (c)	78	77,640
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	1,900	1,895,731
Series 2014-CPT, Class A, 3.35%, 07/13/29 (b)	1,300	1,303,585
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.81%, 06/15/29 (a)(b)	150	149,707

		14,698,824

Interest Only Commercial Mortgage-Backed Securities — 0.4%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.76%, 09/15/48 (c)	4,973	195,944
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 0.96%, 05/10/48 (c)	2,539	98,908
Series 2015-LC21, Class XA, 0.78%, 07/10/48 (c)	6,170	209,350
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.80%, 01/15/49 (c)	984	87,492

		591,694

Total Non-Agency Mortgage-Backed Securities — 10.9% (Cost: $17,343,147)		16,678,459

U.S. Government Sponsored Agency Securities — 21.4%

Collateralized Mortgage Obligations — 2.8%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	206	217,214
Series 3986, Class M, 4.50%, 09/15/41	228	238,158
Series 4253, Class PA, 3.50%, 08/15/41	487	491,723
Series 4274, Class PN, 3.50%, 10/15/35	399	407,064
Series 4390, Class CA, 3.50%, 06/15/50	407	411,872
Series 4459, Class BN, 3.00%, 08/15/43	779	774,632
Series 4482, Class DH, 3.00%, 06/15/42	432	433,474
Series 4493, Class PA, 3.00%, 02/15/44	603	601,748
Series 4494, Class KA, 3.75%, 10/15/42	711	725,767

		4,301,652

5

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series KP03, Class A2, 1.78%, 07/25/19	$400	$397,805

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.18%, 01/25/22 (c)	1,008	30,635
Freddie Mac, Series KW01, Class X1, 0.98%, 01/25/26 (c)	2,069	113,832

		144,467

Mortgage-Backed Securities — 18.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-01/01/34 (d)(f)	6,226	6,087,834
3.00%, 09/01/30-01/01/34 (d)(f)	10,438	10,418,604
4.00%, 01/01/34 (f)	1,345	1,376,734
4.50%, 09/01/26 (d)	79	80,568
5.00%, 07/01/19-07/01/25 (d)	76	77,407
(12 mo. LIBOR US + 1.579%), 2.88%, 07/01/44 (a)(d)	952	961,356
(12 mo. LIBOR US + 1.590%), 3.01%, 10/01/45 (a)(d)	1,683	1,692,966
(12 mo. LIBOR US + 1.590%), 3.14%, 06/01/45 (a)(d)	1,236	1,244,921
(12 mo. LIBOR US + 1.697%), 2.71%, 07/01/43 (a)(d)	1,606	1,612,166

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27 (d)	$770	$761,675
5.00%, 01/01/19-09/01/21	15	15,508
5.50%, 05/01/22 (d)	50	50,541
(12 mo. LIBOR US + 1.620%), 2.60%, 03/01/45 (a)(d)	1,270	1,269,117
(12 mo. LIBOR US + 1.622%), 3.09%, 05/01/45 (a)(d)	2,084	2,094,812

		27,744,209

Total U.S. Government Sponsored Agency Securities — 21.4% (Cost: $32,854,457)		32,588,133

Total Long-Term Investments — 133.4% (Cost: $206,188,112)		203,276,282

Options Purchased — 0.0% (Cost: $39,038)		22,360

Total Investments — 133.4% (Cost: $206,227,150)		203,298,642

Liabilities in Excess of Other Assets — (33.4)%		(50,864,817)

Net Assets — 100.0%		$152,433,825

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	2.79%	12/06/18	Open	$910,000	$911,768	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/06/18	Open	945,000	946,836	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/06/18	Open	945,000	946,836	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/11/18	Open	1,724,450	1,727,179	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/14/18	Open	1,496,000	1,497,722	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/14/18	Open	1,668,225	1,670,145	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/14/18	Open	1,398,750	1,398,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/14/18	Open	1,980,975	1,983,255	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/14/18	Open	1,572,113	1,573,922	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,559,000	1,560,786	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	2,767,000	2,770,171	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,551,000	1,552,777	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,581,000	1,582,812	U.S. Government Sponsored Agency Securities	Up to 30 Days

6

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	$308,000	$308,353	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	478,000	478,548	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	190,000	190,218	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,211,000	1,212,388	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	450,000	450,516	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	2,047,000	2,049,346	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,191,000	1,192,365	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	49,000	49,056	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	95,000	95,109	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	730,000	730,836	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	392,000	392,449	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,629,000	1,630,867	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	73,000	73,084	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	76,000	76,087	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	441,000	441,505	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	922,000	923,056	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	77,000	77,088	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	57,000	57,065	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	52,000	52,060	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	191,000	191,219	U.S. Government Sponsored Agency Securities	Up to 30 Days

7

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	$72,000	$72,083	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	2,035,000	2,037,332	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	232,000	232,266	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.75%	12/17/18	01/17/2019	1,046,000	1,047,199	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	2.79%	12/19/18	Open	1,070,550	1,071,551	Corporate Bonds	Open/Demand
BNP Paribas	2.70%	12/19/18	Open	461,250	461,666	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/21/18	Open	1,440,712	1,442,052	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/21/18	Open	1,609,157	1,610,654	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/21/18	Open	1,395,612	1,396,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/21/18	Open	1,212,450	1,213,578	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/21/18	Open	1,272,240	1,273,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,099,087	1,099,257	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,271,600	1,271,797	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,084,760	1,084,928	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,091,825	1,091,994	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,123,875	1,124,049	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	12/31/18	Open	1,170,287	1,170,468	Corporate Bonds	Open/Demand

				$49,445,918	$49,495,381

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Bonds (30 Year)	2	03/20/19	$292	$ 13,582
U.S. Treasury Notes (2 Year)	362	03/29/19	76,857	337,731

				351,313

Short Contracts
U.S. Treasury Notes (10 Year)	43	03/20/19	5,247	(124,434)
U.S. Ultra Treasury Notes (10 Year)	22	03/20/19	2,862	(89,059)
U.S. Treasury Notes (5 Year)	167	03/29/19	19,153	(247,818)

				(461,311)

				$(109,998)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency

Put
5-Year Interest Rate Swap, 01/20/27	3.35%	Semi-annual	3-month LIBOR, 2.81%	Quarterly	Deutsche Bank AG	01/18/22	3.35%	$1,735	$22,360

8

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount		Upfront Premium	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	(000)	Value	Paid	(Depreciation)

3-month LIBOR, 2.81%	Quarterly	1.51%	Semi-annual	N/A		04/21/19	$20,000	$(117,333)	$ 34	$(117,367)
2.72%	Annual	1-day Overnight Fed Funds Effective Rate 2.40%	Annual	04/03/19	(a)	12/31/20	$ 5,330	(35,093)	63	(35,156)
		3-month LIBOR,
1.22%	Semi-annual	2.81%	Quarterly	N/A		05/18/21	$10,000	339,900	103	339,797
		3-month LIBOR,
1.30%	Semi-annual	2.81%	Quarterly	N/A		05/20/21	$10,000	320,523	103	320,420
3-month
LIBOR,
2.81%	Quarterly	2.70%	Semi-annual	01/20/22	(a)	01/20/27	$ 580	(429)	5	(434)

								$507,568	$308	$ 507,260

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

9

Schedule of Investments (unaudited) (continued) December 31, 2018	Series S Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$36,551,468	$—	$36,551,468
Corporate Bonds(a)	—	115,225,176	—	115,225,176
Capital Trusts(a)	—	108,279	—	108,279
Foreign Agency Obligations	—	2,124,767	—	2,124,767
Non-Agency Mortgage-Backed Securities	—	16,678,459	—	16,678,459
U.S. Government Sponsored Agency Securities	—	32,588,133	—	32,588,133
Options Purchased:
Interest rate contracts	—	22,360	—	22,360

	$—	$203,298,642	$—	$203,298,642

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$351,313	$660,217	$—	$1,011,530
Liabilities:
Interest rate contracts	(461,311)	(152,957)	—	(614,268)

	$(109,998)	$507,260	$—	$397,262

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $49,495,381are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

          Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: February 22, 2019